UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6378
                                   --------

                       TEMPLETON DEVELOPING MARKETS TRUST
                      -------------------------------------
              (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 12/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                           DECEMBER 31, 2003





[GRAPHIC OMITTED]
--------------------------------------------------------------------------------
     ANNUAL REPORT AND SHAREHOLDER LETTER                 INTERNATIONAL
--------------------------------------------------------------------------------


                             TEMPLETON
                      DEVELOPING MARKETS TRUST



--------------------------------------------------------------------------------



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                                [GRAPHIC OMITTED]



                               [LOGO OMITTED]
                          FRANKLIN(R) TEMPLETON(R)
                                INVESTMENTS

                     Franklin o TEMPLETON o Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE


                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                            MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities.
                            That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk- adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                            [GRAPHIC OMITTED]

Not part of the annual report

                               Contents

SHAREHOLDER LETTER.............................      1

ANNUAL REPORT

Templeton Developing Markets Trust.............      4

Performance Summary............................      8

Financial Highlights and
Statement of Investments.......................     13

Financial Statements...........................     24

Notes to Financial Statements..................     27

Independent Auditors' Report...................     34

Tax Designation................................     35

Board Members and Officers.....................     42

Proxy Voting Policies and Procedures...........     48

--------------------------------------------------------------------------------


Regulatory Update

AS OF FEBRUARY 12, 2004


On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Company, in addition to other entities within Franklin Templeton Investments, including the Fund and other funds, has been named in shareholder class actions related to the matter described above. The Company believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Company may be named in additional similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against an affiliate of the Fund's adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If it is found that the Company bears responsibility for any unlawful or improper conduct, we have committed to making the funds or their shareholders whole, as appropriate. Any further updates on these matters will be disclosed on the Company's website at franklintempleton.com under "Statement on Current Industry Issues."


                                              Not part of the annual report  | 3

Annual Report

Templeton Developing Markets Trust

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Developing Markets Trust

seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of developing market countries.



               -----------------------------------------------------------------
               [GRAPHIC OMITTED]
               EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS
               FOLLOWS:

               GEOGRAPHIC DISTRIBUTION
               Based on Total Net Assets as of 12/31/03

               Asia                             53.2%
               Europe                           16.9%
               Latin America                    14.6%
               Middle East & Africa             11.2%
               Short-Term Investments &
               Other Net Assets                  4.1%

               -----------------------------------------------------------------


               We are pleased to bring you Templeton Developing Markets Trust's annual report for the fiscal year ended December 31, 2003.


               PERFORMANCE OVERVIEW

               Templeton Developing Markets Trust - Class A posted a +53.14% cumulative total return for the year ended December 31, 2003, as shown in the Performance Summary beginning on page 8. The Fund underperformed its benchmarks, the Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index and the Standard & Poor's/International Finance Corporation Investable (S&P/IFCI) Composite Index, which returned 56.28% and 57.16% during the


               THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


4 |  Annual Report
same period. 1 Please note that the index performance numbers are purely for reference and that Templeton does not index its funds, but rather undertakes investments on the basis of meticulous fundamental research.


ECONOMIC AND MARKET OVERVIEW

For the year ended December 31, 2003, generally improving economic growth worldwide had favorable effects on many emerging market economies, which exhibited faster growth than many developed countries.
Many emerging country financial markets seemed to reflect the strengthening global economic conditions.
Early in 2003, concerns about military conflicts in Afghanistan and Iraq, as well as high oil prices, rattled investor confidence, and most equity markets experienced losses in the first quarter. However, a quicker-than-expected end to major combat in Iraq relieved some market concerns, and many emerging markets rebounded in the second quarter. The severe acute respiratory syndrome (SARS) outbreak in early spring greatly impacted Asian market performance as regional tourism suffered, particularly the airline and hospitality sectors. However, the containment of SARS in following months allowed concerns to subside, and investors returned from the sidelines. Largely as a result, emerging markets generally outperformed the U.S., European and Japanese markets for the 12 months under review. For example, the MSCI EMF Index returned
56.28% for the year ended December 31, 2003. The
Standard & Poor's 500 Composite Index (S&P 500), a broad measure of U.S. equity performance, returned
28.67%, while the MSCI Europe Australasia Far East
(EAFE) Index and MSCI Japan Index returned 39.17% and
36.15% for the same one-year period. 2

During the Fund's fiscal year, Latin American markets were some of the world's strongest performing as political and financial issues that engulfed the region in 2002 subsided. Brazil and Argentina experienced renewed investor interest as their governments strove to implement key structural reforms and sealed agreements with the International Monetary Fund. Asian markets rebounded sharply in 2003's second half largely due to strong macroeconomic data. In Africa, South
Africa ended years of ongoing debate, and the government agreed to provide free




1. Source: Standard & Poor's Micropal. The MSCI EMF
Index is market capitalization-weighted and measures total returns of equity securities available to foreign
(non-local) investors in emerging markets globally. The
S&P/IFCI Composite Index measures the total return with dividends reinvested of equity securities in emerging markets globally. Securities' weights are adjusted to reflect only the portion of the market capitalization available to foreign (non-local) investors. Securities included in the index are weighted according to their adjusted market capitalization (outstanding investable shares times price). The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Standard & Poor's Micropal. See footnote 1
for a description of the MSCI EMF Index. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI
EAFE Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far
East. The MSCI Japan Index is market capitalization-weighted and measures total returns of equity securities in Japan.

                                                              Annual Report  | 5

TOP 10 COUNTRIES
12/31/03

------------------------------
                    % of Total
                    NET ASSETS
------------------------------
  South Korea            12.1%
------------------------------
  South Africa           11.0%
------------------------------
  Taiwan                  9.4%
------------------------------
  Brazil                  8.6%
------------------------------
  Hong Kong               8.2%
------------------------------
  China                   7.6%
------------------------------
  Singapore               6.4%
------------------------------
  Mexico                  4.9%
------------------------------
  India                   4.1%
------------------------------
  Turkey                  3.5%
------------------------------


               AIDS-related treatments, creating the world's largest such program. Eastern European equity markets' upward trend continued as prospective European Union (EU) candidates successfully passed referendums for accession into the EU in 2004. In Russia, an investigation and subsequent arrest of Michail Khodorkovsky, the CEO and major shareholder of oil company Yukos, as well as the breakup of the Sibneft-Yukos merger, contributed to some severe market fluctuations during 2003's fourth quarter. For the year, however, Russia's market outperformed its regional peers. To the south, Turkey's market appeared to take recent terrorist attacks in stride and continued its upward trend as investor confidence seemed to remain largely unshaken.


               INVESTMENT STRATEGY

               We employ a bottom-up, value-oriented, long-term investment approach. We focus on the market price of a company's securities relative to our evaluation of its long-term earnings, asset value and cash flow potential. As we look for investments, we focus on specific companies and perform in-depth research to construct an "action list" from which we make our investment decisions. Before we make a purchase, we generally look at a company's potential for earnings and growth over a five-year horizon. During our analysis, we also consider a company's position in its sector, economic framework and political environment.


               MANAGER'S DISCUSSION

               During the year under review, the Fund's performance benefited from its Austrian exposure. In addition, the Fund's performance was helped by its relatively overweighted position, relative to the MSCI EMF Index, in Turkey, which outperformed the index. Also aiding Fund performance were underweighted positions in South Korea and Malaysia because those countries underperformed the index.

               By industry, the Fund's holdings and industry allocations in banks (including commercial banks), food and staples retailing, and industrial conglomerates provided the greatest contribution to Fund performance relative to the MSCI EMF Index during the period. Individual contributors included Turkey's Akbank, Brazil's Banco Bradesco, Hong Kong retailer Dairy Farm International, and industrial conglomerates including India's Grasim Industries and Singapore's Keppel.

               Areas that hindered Fund performance during the period included a relatively overweighted position in the Philippines and underweighted positions in Brazil and Russia. The Fund's Philippine position is concentrated in San Miguel Corp., one of the largest beverage companies in the Asia-Pacific region. The company and its subsidiaries have broad exposure in the Asia-Pacific region and operate more than 100 facilities in the Philippines, China and other Southeast Asian countries. We


6 |  Annual Report
believe Asia's economic recovery could bode well for the company; therefore, consistent with our investment strategy, we continued to hold the stock. Poor liquidity made additional investments in Russia difficult, while Brazil's strong market performance led to increasingly expensive valuations.

During the Fund's fiscal year, we made
investments in several Asian countries,
including Taiwan, Singapore and China (Red
Chip shares, Hong Kong-listed companies with significant exposure to China, and H shares, Hong Kong-listed Chinese companies).
Consistent with our investment strategy, we purchased shares of China Mobile, a dominant wireless telecommunications operator in China;
China Telecom and Taiwan Cellular, key
integrated telecommunications services
providers in China and Taiwan, respectively;
and Singapore Telecommunications, one of
Asia's leading communications companies.
Conversely, we undertook selective sales in strong performers in Indonesia and Thailand as some stock valuations became expensive.

In Latin America, we increased our Mexican holdings primarily by adding to our shares of Telefonos de Mexico, the country's largest integrated telecommunications services provider. We decreased our Argentina position during the period and repositioned our Brazil holdings by adding to our shares of Embraer-
Empresa Brasileira de Aeronautica, one of the world's largest aircraft manufacturers, and reducing our position and taking profits in Cia Vale Do Rio Doce.

We purchased shares in several European
companies during the fiscal year, including
Poland's Telekomunikacja Polska SA, Greece's
Hellenic Telecommunications Organization SA
(OTE) and the Czech Republic's Cesky Telecom.
Largely as a result of these purchases and some of our Asian investments, the Fund's exposure to telecommunications increased during the period. We sold some of our Turkey holdings before the terrorist attacks there, locking in gains.

The Fund's definition of "developing markets" as used by the Fund's manager may differ from the definition of the same term as used in managing other Franklin Templeton funds.
These special risks and other considerations are discussed in the Fund's prospectus.




THIS DISCUSSION REFLECTS OUR ANALYSIS,
OPINIONS AND PORTFOLIO HOLDINGS AS OF
DECEMBER 31, 2003, THE END OF THE REPORTING
PERIOD. THE WAY WE IMPLEMENT OUR MAIN
INVESTMENT STRATEGIES AND THE RESULTING
PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON
FACTORS SUCH AS MARKET AND ECONOMIC
CONDITIONS. THESE OPINIONS MAY NOT BE RELIED
UPON AS INVESTMENT ADVICE OR AN OFFER FOR A
PARTICULAR SECURITY. THE INFORMATION IS NOT
A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY
MARKET, COUNTRY, INDUSTRY, SECURITY OR THE
FUND. STATEMENTS OF FACT ARE FROM SOURCES
CONSIDERED RELIABLE, BUT THE INVESTMENT
MANAGER MAKES NO REPRESENTATION OR WARRANTY
AS TO THEIR COMPLETENESS OR ACCURACY.
ALTHOUGH HISTORICAL PERFORMANCE IS NO
GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS
MAY HELP YOU UNDERSTAND OUR INVESTMENT
MANAGEMENT PHILOSOPHY.


                                            TOP 10 EQUITY HOLDINGS
                                            12/31/03

                                            ------------------------------------
                                            Company                   % of Total
                                            ------------------------------------
                                            SECTOR/INDUSTRY, COUNTRY  NET ASSETS
                                            ------------------------------------
                                            Anglo American PLC              3.7%
                                             METALS & MINING, SOUTH AFRICA
                                            ------------------------------------
                                            SABMiller PLC                   2.8%
                                             BEVERAGES, SOUTH AFRICA
                                            ------------------------------------
                                            Hyundai Motor Co. Ltd.          2.1%
                                             AUTOMOBILES, SOUTH KOREA
                                            ------------------------------------
                                            Citic Pacific Ltd.              2.1%
                                             INDUSTRIAL CONGLOMERATES,
                                             HONG KONG
                                            ------------------------------------
                                            China Mobile (Hong Kong) Ltd.   2.0%
                                             WIRELESS TELECOMMUNICATION
                                             SERVICES, CHINA
                                            ------------------------------------
                                            Embraer-Empresa Brasileira de
                                            Aeronautica SA, ord. & ADR      1.8%
                                             AEROSPACE & DEFENSE, BRAZIL
                                            ------------------------------------
                                            Petroleo Brasileiro SA,
                                            ADR, pfd.                       1.8%
                                             OIL & GAS, BRAZIL
                                            ------------------------------------
                                            Lukoil Holdings, ADR            1.8%
                                             OIL & GAS, RUSSIA
                                            ------------------------------------
                                            Telefonos de Mexico SA de
                                            CV (Telmex), L, ADR             1.6%
                                             DIVERSIFIED TELECOMMUNICATION
                                             SERVICES, MEXICO
                                            ------------------------------------
                                            Remgro Ltd.                     1.5%
                                             INDUSTRIAL CONGLOMERATES,
                                             SOUTH AFRICA
                                            ------------------------------------


                                                              Annual Report  | 7

Performance Summary as of 12/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------
  CLASS A                                          CHANGE          12/31/03       12/31/02
--------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                            +$4.99            $14.99         $10.00
--------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/03-12/31/03)
--------------------------------------------------------------------------------------------
  Dividend Income                    $0.2511
--------------------------------------------------------------------------------------------
  CLASS B                                          CHANGE          12/31/03       12/31/02
--------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                            +$4.95            $14.77          $9.82
--------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/03-12/31/03)
--------------------------------------------------------------------------------------------
  Dividend Income                    $0.1375
--------------------------------------------------------------------------------------------
  CLASS C                                          CHANGE          12/31/03       12/31/02
--------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                            +$4.97            $14.75          $9.78
--------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/03-12/31/03)
--------------------------------------------------------------------------------------------
  Dividend Income                    $0.1125
--------------------------------------------------------------------------------------------
  CLASS R                                          CHANGE          12/31/03       12/31/02
--------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                            +$4.91            $14.89          $9.98
--------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/03-12/31/03)
--------------------------------------------------------------------------------------------
  Dividend Income                    $0.2752
--------------------------------------------------------------------------------------------
  ADVISOR CLASS                                    CHANGE          12/31/03       12/31/02
--------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                            +$4.95            $14.96         $10.01
--------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/03-12/31/03)
--------------------------------------------------------------------------------------------
  Dividend Income                    $0.3289
--------------------------------------------------------------------------------------------


THE NAV DOES NOT AGREE WITH THE NAV DISCLOSED IN THE ACCOMPANYING FINANCIAL STATEMENTS DUE TO A FINANCIAL STATEMENT ADJUSTING ENTRY POSTED AS OF THE YEAR ENDED 12/31/03.




8 |  Past performance does not guarantee future results.  |  Annual Report

PERFORMANCE

------------------------------------------------------------------------------------------------
  CLASS A                                           1-YEAR          5-YEAR               10-YEAR
------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                         +53.14%         +51.56%              +25.43%
  Average Annual Total Return 2                     +44.34%          +7.39%               +1.69%
  Value of $10,000 Investment 3                     $14,434         $14,282              $11,823
------------------------------------------------------------------------------------------------
  CLASS B                                           1-YEAR          5-YEAR    INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                         +52.17%         +46.24%              +46.24%
  Average Annual Total Return 2                     +48.17%          +7.60%               +7.60%
  Value of $10,000 Investment 3                     $14,817         $14,424              $14,424
------------------------------------------------------------------------------------------------
  CLASS C                                           1-YEAR          5-YEAR    INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                         +52.25%         +46.54%              +31.63%
  Average Annual Total Return 2                     +49.72%          +7.73%               +3.10%
  Value of $10,000 Investment 3                     $14,972         $14,512              $13,034
------------------------------------------------------------------------------------------------
  CLASS R                                                           1-YEAR    INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                         +52.82%              +54.29%
  Average Annual Total Return 2                                     +51.82%              +24.29%
  Value of $10,000 Investment 3                                     $15,182              $15,429
------------------------------------------------------------------------------------------------
  ADVISOR CLASS4                                    1-YEAR          5-YEAR               10-YEAR
------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                         +53.72%         +54.25%              +28.13%
  Average Annual Total Return 2                     +53.72%          +9.06%               +2.51%
  Value of $10,000 Investment 3                     $15,372         $15,425              $12,813
------------------------------------------------------------------------------------------------

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.




      Annual Report  |  Past performance does not guarantee future results.  | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the applicable maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------
  Class A                          12/31/03
--------------------------------------------
  1-Year                           +44.34%
--------------------------------------------
  5-Year                            +7.39%
--------------------------------------------
  10-Year                           +1.69%
--------------------------------------------

CLASS A (1/1/94-12/31/03)

             Templeton Developing    S&P/IFCI             MSCI Emerging Markets
             Markets Trust           Composite Index5     Free Index5
01/01/94               $9,426            $10,000               $10,000
01/31/94               $9,617            $10,068               $10,182
02/28/94               $9,407             $9,808               $10,001
03/31/94               $9,029             $8,817                $9,096
04/30/94               $8,669             $8,649                $8,914
05/31/94               $8,662             $8,853                $9,219
06/30/94               $8,520             $8,538                $8,965
07/31/94               $8,818             $9,152                $9,522
08/31/94               $9,333            $10,328               $10,704
09/30/94               $9,420            $10,585               $10,826
10/31/94               $9,203            $10,235               $10,630
11/30/94               $8,873             $9,851               $10,078
12/31/94               $8,617             $8,799                $9,268
01/31/95               $8,129             $7,625                $8,282
02/28/95               $8,103             $7,528                $8,070
03/31/95               $8,193             $7,506                $8,121
04/30/95               $8,465             $7,821                $8,485
05/31/95               $8,755             $8,117                $8,937
06/30/95               $8,781             $8,164                $8,963
07/31/95               $9,155             $8,423                $9,165
08/31/95               $8,917             $8,196                $8,949
09/30/95               $8,904             $8,134                $8,906
10/31/95               $8,600             $7,827                $8,565
11/30/95               $8,503             $7,788                $8,412
12/31/95               $8,648             $8,059                $8,786
01/31/96               $9,492             $8,746                $9,410
02/29/96               $9,448             $8,543                $9,260
03/31/96               $9,488             $8,666                $9,333
04/30/96               $9,802             $9,016                $9,706
05/31/96               $9,962             $8,937                $9,662
06/30/96              $10,022             $9,042                $9,723
07/31/96               $9,568             $8,448                $9,058
08/31/96               $9,762             $8,709                $9,290
09/30/96               $9,969             $8,838                $9,371
10/31/96              $10,002             $8,648                $9,121
11/30/96              $10,349             $8,776                $9,274
12/31/96              $10,594             $8,814                $9,315
01/31/97              $11,399             $9,438                $9,951
02/28/97              $11,732             $9,899               $10,377
03/31/97              $11,490             $9,655               $10,104
04/30/97              $11,608             $9,491               $10,122
05/31/97              $12,209             $9,814               $10,412
06/30/97              $12,728            $10,238               $10,969
07/31/97              $13,267            $10,337               $11,133
08/31/97              $12,105             $9,017                $9,716
09/30/97              $12,776             $9,310                $9,986
10/31/97              $10,363             $7,779                $8,347
11/30/97               $9,679             $7,410                $8,042
12/31/97               $9,597             $7,515                $8,236
01/31/98               $8,751             $7,021                $7,590
02/28/98               $9,663             $7,737                $8,383
03/31/98              $10,111             $8,041                $8,746
04/30/98              $10,148             $8,061                $8,651
05/31/98               $8,772             $7,056                $7,465
06/30/98               $7,912             $6,335                $6,682
07/31/98               $7,965             $6,587                $6,894
08/31/98               $6,005             $4,736                $4,901
09/30/98               $6,289             $4,964                $5,212
10/31/98               $7,217             $5,534                $5,761
11/30/98               $8,009             $5,951                $6,240
12/31/98               $7,801             $5,861                $6,149
01/31/99               $7,361             $5,719                $6,050
02/28/99               $7,407             $5,821                $6,109
03/31/99               $8,482             $6,500                $6,914
04/30/99              $10,065             $7,387                $7,769
05/31/99               $9,845             $7,255                $7,724
06/30/99              $10,641             $8,045                $8,601
07/31/99              $10,156             $7,930                $8,367
08/31/99               $9,709             $8,016                $8,443
09/30/99               $9,346             $7,793                $8,158
10/31/99               $9,626             $7,925                $8,331
11/30/99              $10,315             $8,638                $9,078
12/31/99              $11,822             $9,795               $10,233
01/31/00              $11,277             $9,794               $10,294
02/29/00              $10,860             $9,786               $10,430
03/31/00              $10,976             $9,926               $10,481
04/30/00              $10,056             $8,899                $9,487
05/31/00               $9,288             $8,662                $9,095
06/30/00               $9,972             $8,910                $9,415
07/31/00               $9,577             $8,481                $8,931
08/31/00               $9,752             $8,515                $8,975
09/30/00               $8,779             $7,753                $8,191
10/31/00               $8,042             $7,123                $7,597
11/30/00               $7,616             $6,496                $6,933
12/31/00               $8,057             $6,684                $7,101
01/31/01               $8,993             $7,543                $8,078
02/28/01               $8,323             $6,962                $7,446
03/31/01               $7,544             $6,361                $6,714
04/30/01               $7,887             $6,738                $7,046
05/31/01               $8,177             $6,942                $7,130
06/30/01               $8,139             $6,817                $6,984
07/31/01               $7,636             $6,351                $6,543
08/31/01               $7,651             $6,265                $6,478
09/30/01               $6,667             $5,293                $5,475
10/31/01               $6,865             $5,622                $5,815
11/30/01               $7,285             $6,280                $6,422
12/31/01               $7,593             $6,803                $6,932
01/31/02               $8,000             $7,045                $7,167
02/28/02               $8,015             $7,181                $7,285
03/31/02               $8,461             $7,682                $7,723
04/30/02               $8,731             $7,753                $7,773
05/31/02               $8,693             $7,620                $7,649
06/30/02               $8,152             $7,076                $7,075
07/31/02               $7,705             $6,628                $6,537
08/31/02               $7,681             $6,714                $6,638
09/30/02               $7,102             $5,968                $5,922
10/31/02               $7,288             $6,351                $6,306
11/30/02               $7,867             $6,792                $6,740
12/31/02               $7,720             $6,535                $6,516
01/31/03               $7,596             $6,541                $6,488
02/28/03               $7,589             $6,347                $6,313
03/31/03               $7,320             $6,114                $6,134
04/30/03               $8,077             $6,738                $6,680
05/31/03               $8,562             $7,207                $7,159
06/30/03               $8,843             $7,653                $7,568
07/31/03               $9,210             $8,064                $8,041
08/31/03               $9,640             $8,646                $8,581
09/30/03               $9,921             $8,740                $8,644
10/31/03              $10,710             $9,450                $9,380
11/30/03              $10,921             $9,572                $9,495
12/31/03              $11,823            $10,270               $10,183


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
  Class B                          12/31/03
--------------------------------------------
  1-Year                           +48.17%
--------------------------------------------
  5-Year                            +7.60%
--------------------------------------------
  Since Inception (1/1/99)          +7.60%
--------------------------------------------

CLASS B (1/1/99-12/31/03

                                                                   MSCI Emerging
                 Templeton Developing      S&P/IFCI                Markets Free
                 Markets Trust             Composite Index5        Index5
01/01/99               $10,000                  $10,000                  $10,000
01/31/99                $9,417                   $9,758                   $9,839
02/28/99                $9,476                   $9,931                   $9,934
03/31/99               $10,835                  $11,090                  $11,244
04/30/99               $12,854                  $12,602                  $12,635
05/31/99               $12,563                  $12,377                  $12,561
06/30/99               $13,573                  $13,725                  $13,987
07/31/99               $12,942                  $13,529                  $13,607
08/31/99               $12,369                  $13,675                  $13,731
09/30/99               $11,893                  $13,295                  $13,266
10/31/99               $12,233                  $13,521                  $13,548
11/30/99               $13,107                  $14,736                  $14,763
12/31/99               $15,019                  $16,711                  $16,641
01/31/00               $14,311                  $16,708                  $16,740
02/29/00               $13,777                  $16,695                  $16,961
03/31/00               $13,916                  $16,935                  $17,044
04/30/00               $12,739                  $15,183                  $15,428
05/31/00               $11,756                  $14,779                  $14,790
06/30/00               $12,622                  $15,201                  $15,311
07/31/00               $12,116                  $14,469                  $14,524
08/31/00               $12,330                  $14,527                  $14,595
09/30/00               $11,094                  $13,227                  $13,321
10/31/00               $10,160                  $12,153                  $12,355
11/30/00                $9,615                  $11,083                  $11,275
12/31/00               $10,160                  $11,404                  $11,547
01/31/01               $11,347                  $12,868                  $13,137
02/28/01               $10,481                  $11,877                  $12,108
03/31/01                $9,498                  $10,853                  $10,919
04/30/01                $9,926                  $11,496                  $11,459
05/31/01               $10,286                  $11,844                  $11,595
06/30/01               $10,228                  $11,630                  $11,357
07/31/01                $9,595                  $10,835                  $10,640
08/31/01                $9,605                  $10,688                  $10,535
09/30/01                $8,369                   $9,031                   $8,904
10/31/01                $8,613                   $9,591                   $9,457
11/30/01                $9,138                  $10,714                  $10,444
12/31/01                $9,518                  $11,606                  $11,273
01/31/02               $10,015                  $12,020                  $11,655
02/28/02               $10,034                  $12,251                  $11,847
03/31/02               $10,589                  $13,106                  $12,559
04/30/02               $10,922                  $13,227                  $12,641
05/31/02               $10,863                  $13,000                  $12,439
06/30/02               $10,188                  $12,072                  $11,506
07/31/02                $9,620                  $11,307                  $10,631
08/31/02                $9,591                  $11,454                  $10,795
09/30/02                $8,857                  $10,181                   $9,630
10/31/02                $9,082                  $10,835                  $10,255
11/30/02                $9,806                  $11,587                  $10,961
12/31/02                $9,611                  $11,149                  $10,597
01/31/03                $9,464                  $11,159                  $10,551
02/28/03                $9,444                  $10,828                  $10,266
03/31/03                $9,095                  $10,431                   $9,975
04/30/03               $10,030                  $11,495                  $10,863
05/31/03               $10,631                  $12,295                  $11,643
06/30/03               $10,975                  $13,056                  $12,307
07/31/03               $11,418                  $13,758                  $13,077
08/31/03               $11,950                  $14,751                  $13,955
09/30/03               $12,294                  $14,912                  $14,057
10/31/03               $13,269                  $16,123                  $15,254
11/30/03               $13,515                  $16,330                  $15,441
12/31/03               $14,424                  $17,521                  $16,560




10 |  Past performance does not guarantee future results.  |  Annual Report

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

 CLASS C (5/1/95-12/31/03)

                Templeton Developing   S&P/IFCI            MSCI Emerging Markets
                Markets Trust          Composite Index5    Free Index5
05/01/95             $9,902               $10,000               $10,000
05/31/95            $10,242               $10,378               $10,532
06/30/95            $10,265               $10,438               $10,563
07/31/95            $10,695               $10,769               $10,800
08/31/95            $10,408               $10,480               $10,546
09/30/95            $10,385               $10,400               $10,496
10/31/95            $10,015               $10,008               $10,094
11/30/95             $9,909                $9,958                $9,914
12/31/95            $10,070               $10,304               $10,354
01/31/96            $11,042               $11,182               $11,090
02/29/96            $10,983               $10,923               $10,913
03/31/96            $11,022               $11,080               $10,998
04/30/96            $11,381               $11,528               $11,438
05/31/96            $11,561               $11,426               $11,387
06/30/96            $11,623               $11,560               $11,458
07/31/96            $11,085               $10,802               $10,675
08/31/96            $11,311               $11,136               $10,948
09/30/96            $11,538               $11,300               $11,043
10/31/96            $11,577               $11,057               $10,749
11/30/96            $11,967               $11,221               $10,929
12/31/96            $12,244               $11,270               $10,978
01/31/97            $13,166               $12,067               $11,727
02/28/97            $13,538               $12,656               $12,229
03/31/97            $13,256               $12,344               $11,908
04/30/97            $13,377               $12,135               $11,929
05/31/97            $14,062               $12,548               $12,270
06/30/97            $14,650               $13,090               $12,927
07/31/97            $15,271               $13,216               $13,120
08/31/97            $13,917               $11,529               $11,451
09/30/97            $14,682               $11,903               $11,768
10/31/97            $11,902                $9,946                $9,837
11/30/97            $11,112                $9,475                $9,478
12/31/97            $11,007                $9,609                $9,706
01/31/98            $10,036                $8,977                $8,945
02/28/98            $11,076                $9,893                $9,879
03/31/98            $11,577               $10,280               $10,307
04/30/98            $11,612               $10,306               $10,195
05/31/98            $10,043                $9,021                $8,798
06/30/98             $9,056                $8,099                $7,875
07/31/98             $9,099                $8,422                $8,125
08/31/98             $6,854                $6,055                $5,776
09/30/98             $7,184                $6,347                $6,142
10/31/98             $8,241                $7,076                $6,789
11/30/98             $9,134                $7,609                $7,353
12/31/98             $8,894                $7,494                $7,247
01/31/99             $8,389                $7,313                $7,130
02/28/99             $8,432                $7,443                $7,199
03/31/99             $9,652                $8,311                $8,148
04/30/99            $11,455                $9,444                $9,156
05/31/99            $11,185                $9,275                $9,103
06/30/99            $12,091               $10,286               $10,136
07/31/99            $11,525               $10,139                $9,861
08/31/99            $11,011               $10,249                $9,950
09/30/99            $10,593                $9,963                $9,614
10/31/99            $10,906               $10,133                $9,818
11/30/99            $11,682               $11,044               $10,699
12/31/99            $13,380               $12,524               $12,059
01/31/00            $12,753               $12,522               $12,131
02/29/00            $12,274               $12,512               $12,291
03/31/00            $12,405               $12,692               $12,351
04/30/00            $11,351               $11,379               $11,180
05/31/00            $10,480               $11,076               $10,718
06/30/00            $11,246               $11,392               $11,096
07/31/00            $10,793               $10,844               $10,525
08/31/00            $10,993               $10,887               $10,577
09/30/00             $9,887                $9,913                $9,653
10/31/00             $9,051                $9,108                $8,953
11/30/00             $8,572                $8,306                $8,171
12/31/00             $9,051                $8,546                $8,368
01/31/01            $10,105                $9,644                $9,520
02/28/01             $9,347                $8,901                $8,775
03/31/01             $8,467                $8,134                $7,913
04/30/01             $8,851                $8,615                $8,304
05/31/01             $9,164                $8,876                $8,403
06/30/01             $9,121                $8,716                $8,230
07/31/01             $8,546                $8,120                $7,710
08/31/01             $8,563                $8,010                $7,634
09/30/01             $7,457                $6,768                $6,453
10/31/01             $7,675                $7,188                $6,853
11/30/01             $8,145                $8,030                $7,569
12/31/01             $8,477                $8,698                $8,169
01/31/02             $8,930                $9,008                $8,446
02/28/02             $8,939                $9,182                $8,585
03/31/02             $9,436                $9,822                $9,101
04/30/02             $9,733                $9,913                $9,160
05/31/02             $9,689                $9,742                $9,015
06/30/02             $9,077                $9,047                $8,338
07/31/02             $8,578                $8,474                $7,704
08/31/02             $8,543                $8,584                $7,823
09/30/02             $7,895                $7,630                $6,979
10/31/02             $8,096                $8,120                $7,432
11/30/02             $8,744                $8,684                $7,943
12/31/02             $8,560                $8,355                $7,679
01/31/03             $8,429                $8,363                $7,646
02/28/03             $8,412                $8,115                $7,439
03/31/03             $8,107                $7,817                $7,228
04/30/03             $8,942                $8,615                $7,872
05/31/03             $9,479                $9,215                $8,437
06/30/03             $9,786                $9,785                $8,918
07/31/03            $10,182               $10,311                $9,477
08/31/03            $10,648               $11,055               $10,113
09/30/03            $10,956               $11,175               $10,187
10/31/03            $11,818               $12,083               $11,054
11/30/03            $12,046               $12,238               $11,190
12/31/03            $13,034               $13,131               $12,001

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
  Class C                          12/31/03
--------------------------------------------
  1-Year                           +49.72%
--------------------------------------------
  5-Year                            +7.73%
--------------------------------------------
  Since Inception (5/1/95)          +3.10%
--------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

 CLASS R (1/1/02-12/31/03)

             Templeton Developing    S&P/IFCI             MSCI Emerging Markets
             Markets Trust           Composite Index5     Free Index5
1/1/02           $10,000               $10,000                 $10,000
1/31/02          $10,483               $10,357                 $10,339
2/28/02          $10,503               $10,557                 $10,509
3/31/02          $11,097               $11,293                 $11,141
4/30/02          $11,441               $11,397                 $11,213
5/31/02          $11,391               $11,201                 $11,034
6/30/02          $10,683               $10,402                 $10,207
7/31/02          $10,096                $9,743                  $9,430
8/31/02          $10,066                $9,869                  $9,576
9/30/02           $9,307                $8,773                  $8,543
10/31/02          $9,539                $9,336                  $9,097
11/30/02         $10,308                $9,984                  $9,723
12/31/02         $10,096                $9,606                  $9,400
1/31/03           $9,945                $9,615                  $9,359
2/28/03           $9,935                $9,330                  $9,106
3/31/03           $9,563                $8,988                  $8,848
4/30/03          $10,548                $9,905                  $9,636
5/31/03          $11,184               $10,594                 $10,328
6/30/03          $11,553               $11,250                 $10,917
7/31/03          $12,026               $11,855                 $11,600
8/31/03          $12,590               $12,710                 $12,379
9/30/03          $12,949               $12,849                 $12,470
10/31/03         $13,974               $13,892                 $13,531
11/30/03         $14,251               $14,071                 $13,697
12/31/03         $15,429               $15,097                 $14,690

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
  CLASS R                          12/31/03
--------------------------------------------
  1-Year                           +51.82%
--------------------------------------------
  Since Inception (1/1/02)         +24.29%
--------------------------------------------




     Annual Report  |  Past performance does not guarantee future results.  | 11

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
  Advisor Class4                   12/31/03
--------------------------------------------
  1-Year                           +53.72%
--------------------------------------------
  5-Year                            +9.06%
--------------------------------------------
  10-Year                           +2.51%
--------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

 ADVISOR CLASS (1/1/94-12/31/03)4


               Templeton Developing     S&P/IFCI           MSCI Emerging Markets
               Markets Trust            Composite Index5   Free Index5
01/01/94          $10,000               $10,000               $10,000
01/31/94          $10,203               $10,068               $10,182
02/28/94           $9,980                $9,808               $10,001
03/31/94           $9,579                $8,817                $9,096
04/30/94           $9,197                $8,649                $8,914
05/31/94           $9,190                $8,853                $9,219
06/30/94           $9,039                $8,538                $8,965
07/31/94           $9,355                $9,152                $9,522
08/31/94           $9,902               $10,328               $10,704
09/30/94           $9,994               $10,585               $10,826
10/31/94           $9,763               $10,235               $10,630
11/30/94           $9,414                $9,851               $10,078
12/31/94           $9,142                $8,799                $9,268
01/31/95           $8,624                $7,625                $8,282
02/28/95           $8,597                $7,528                $8,070
03/31/95           $8,693                $7,506                $8,121
04/30/95           $8,980                $7,821                $8,485
05/31/95           $9,289                $8,117                $8,937
06/30/95           $9,316                $8,164                $8,963
07/31/95           $9,713                $8,423                $9,165
08/31/95           $9,460                $8,196                $8,949
09/30/95           $9,446                $8,134                $8,906
10/31/95           $9,124                $7,827                $8,565
11/30/95           $9,022                $7,788                $8,412
12/31/95           $9,175                $8,059                $8,786
01/31/96          $10,070                $8,746                $9,410
02/29/96          $10,024                $8,543                $9,260
03/31/96          $10,066                $8,666                $9,333
04/30/96          $10,399                $9,016                $9,706
05/31/96          $10,569                $8,937                $9,662
06/30/96          $10,633                $9,042                $9,723
07/31/96          $10,151                $8,448                $9,058
08/31/96          $10,357                $8,709                $9,290
09/30/96          $10,576                $8,838                $9,371
10/31/96          $10,612                $8,648                $9,121
11/30/96          $10,980                $8,776                $9,274
12/31/96          $11,240                $8,814                $9,315
01/31/97          $12,071                $9,438                $9,951
02/28/97          $12,423                $9,899               $10,377
03/31/97          $12,174                $9,655               $10,104
04/30/97          $12,298                $9,491               $10,122
05/31/97          $12,935                $9,814               $10,412
06/30/97          $13,492               $10,238               $10,969
07/31/97          $14,063               $10,337               $11,133
08/31/97          $12,833                $9,017                $9,716
09/30/97          $13,551                $9,310                $9,986
10/31/97          $10,996                $7,779                $8,347
11/30/97          $10,271                $7,410                $8,042
12/31/97          $10,188                $7,515                $8,236
01/31/98           $9,290                $7,021                $7,590
02/28/98          $10,259                $7,737                $8,383
03/31/98          $10,742                $8,041                $8,746
04/30/98          $10,774                $8,061                $8,651
05/31/98           $9,320                $7,056                $7,465
06/30/98           $8,407                $6,335                $6,682
07/31/98           $8,462                $6,587                $6,894
08/31/98           $6,381                $4,736                $4,901
09/30/98           $6,690                $4,964                $5,212
10/31/98           $7,683                $5,534                $5,761
11/30/98           $8,525                $5,951                $6,240
12/31/98           $8,306                $5,861                $6,149
01/31/99           $7,838                $5,719                $6,050
02/28/99           $7,887                $5,821                $6,109
03/31/99           $9,034                $6,500                $6,914
04/30/99          $10,722                $7,387                $7,769
05/31/99          $10,496                $7,255                $7,724
06/30/99          $11,345                $8,045                $8,601
07/31/99          $10,827                $7,930                $8,367
08/31/99          $10,351                $8,016                $8,443
09/30/99           $9,971                $7,793                $8,158
10/31/99          $10,262                $7,925                $8,331
11/30/99          $11,005                $8,638                $9,078
12/31/99          $12,622                $9,795               $10,233
01/31/00          $12,040                $9,794               $10,294
02/29/00          $11,595                $9,786               $10,430
03/31/00          $11,723                $9,926               $10,481
04/30/00          $10,739                $8,899                $9,487
05/31/00           $9,927                $8,662                $9,095
06/30/00          $10,658                $8,910                $9,415
07/31/00          $10,244                $8,481                $8,931
08/31/00          $10,439                $8,515                $8,975
09/30/00           $9,390                $7,753                $8,191
10/31/00           $8,609                $7,123                $7,597
11/30/00           $8,154                $6,496                $6,933
12/31/00           $8,624                $6,684                $7,101
01/31/01           $9,638                $7,543                $8,078
02/28/01           $8,911                $6,962                $7,446
03/31/01           $8,082                $6,361                $6,714
04/30/01           $8,459                $6,738                $7,046
05/31/01           $8,771                $6,942                $7,130
06/30/01           $8,729                $6,817                $6,984
07/31/01           $8,188                $6,351                $6,543
08/31/01           $8,205                $6,265                $6,478
09/30/01           $7,156                $5,293                $5,475
10/31/01           $7,369                $5,622                $5,815
11/30/01           $7,828                $6,280                $6,422
12/31/01           $8,156                $6,803                $6,932
01/31/02           $8,595                $7,045                $7,167
02/28/02           $8,612                $7,181                $7,285
03/31/02           $9,101                $7,682                $7,723
04/30/02           $9,393                $7,753                $7,773
05/31/02           $9,351                $7,620                $7,649
06/30/02           $8,777                $7,076                $7,075
07/31/02           $8,294                $6,628                $6,537
08/31/02           $8,277                $6,714                $6,638
09/30/02           $7,652                $5,968                $5,922
10/31/02           $7,861                $6,351                $6,306
11/30/02           $8,502                $6,792                $6,740
12/31/02           $8,335                $6,535                $6,516
01/31/03           $8,210                $6,541                $6,488
02/28/03           $8,202                $6,347                $6,313
03/31/03           $7,910                $6,114                $6,134
04/30/03           $8,731                $6,738                $6,680
05/31/03           $9,264                $7,207                $7,159
06/30/03           $9,576                $7,653                $7,568
07/31/03           $9,966                $8,064                $8,041
08/31/03          $10,440                $8,646                $8,581
09/30/03          $10,744                $8,740                $8,644
10/31/03          $11,608                $9,450                $9,380
11/30/03          $11,835                $9,572                $9,495
12/31/03          $12,813               $10,270               $10,183

                         ENDNOTES


                         THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

                         CLASS A: Subject to the maximum 5.75% initial sales charge.

                         CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

                         CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

                         CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

                         ADVISOR CLASS:  No initial sales charge or Rule 12b-1
                                         fees; shares are available to a limited
                                         class of investors.


                         1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

                         2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any applicable maximum sales charge(s).

                         3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any applicable maximum sales charge(s).

                         4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +13.99% and +1.89%.

                         5. Source: Standard & Poor's Micropal. The S&P/IFCI Composite Index measures the total return with dividends reinvested of equity securities in emerging markets globally. Securities' weights are adjusted to reflect only the portion of the market capitalization available to foreign (non-local) investors. Securities included in the index are weighted according to their adjusted market capitalization (outstanding investable shares times price). The MSCI Emerging Markets Free Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in emerging markets globally.

12 |  Past performance does not guarantee future results.  |  Annual Report

Templeton Developing Markets Trust

FINANCIAL HIGHLIGHTS


                                                         ---------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
CLASS A                                                          2003         2002          2001         2000          1999
                                                         ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year.....................        $10.00        $9.88        $10.59       $15.61        $10.30
                                                         ---------------------------------------------------------------------
Income from investment operations:

 Net investment incomea................................           .22          .10           .11          .07           .06

 Net realized and unrealized gains (losses)............          4.98          .07          (.72)       (5.03)         5.25
                                                         ---------------------------------------------------------------------
Total from investment operations.......................          5.20          .17          (.61)       (4.96)         5.31

Less distributions from net investment income..........          (.25)        (.05)         (.10)        (.06)           --

Redemption fees........................................            --c          --            --           --            --
                                                         ---------------------------------------------------------------------
Net asset value, end of year...........................        $14.95       $10.00         $9.88       $10.59        $15.61
                                                         =====================================================================


Total return b.........................................        53.14%        1.68%       (5.76)%     (31.85)%        51.55%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)........................    $1,873,277   $1,168,340    $1,221,011   $1,507,936    $2,958,324

Ratios to average net assets:

 Expenses..............................................         2.17%        2.24%         2.21%        2.09%         2.02%

 Net investment income.................................         1.85%         .96%         1.07%         .56%          .45%

Portfolio turnover rate................................        48.60%       49.05%        61.45%       69.37%        45.82%




aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.




                                                             Annual Report  | 13

Templeton Developing Markets Trust


                                                         ---------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
CLASS B                                                          2003         2002          2001         2000          1999C
                                                         ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year.....................         $9.82        $9.77        $10.44       $15.47        $10.30
                                                         ---------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)a.........................           .13          .03           .04         (.02)         (.06)

 Net realized and unrealized gains (losses)............          4.93          .07          (.70)       (4.98)         5.23
                                                         ---------------------------------------------------------------------

Total from investment operations.......................          5.06          .10          (.66)       (5.00)         5.17

Less distributions from net investment income..........          (.14)        (.05)         (.01)        (.03)           --

Redemption fees........................................            --d          --            --           --
                                                         ---------------------------------------------------------------------

Net asset value, end of year...........................        $14.74        $9.82         $9.77       $10.44        $15.47
                                                         =====================================================================

Total returnb..........................................        52.17%         .98%       (6.32)%     (32.36)%        50.19%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)........................       $26,062      $12,377       $11,027      $11,508       $13,862

Ratios to average net assets:

 Expenses..............................................         2.82%        2.88%         2.86%        2.77%         2.76%

 Net investment income (loss)..........................         1.20%         .32%          .42%       (.13)%        (.47)%

Portfolio turnover rate................................        48.60%       49.05%        61.45%       69.37%        45.82%




aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cEffective date of Class B shares was January 1, 1999. dAmount is less than $0.01 per share.




14 |  Annual Report

Templeton Developing Markets Trust


                                                         ---------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
CLASS C                                                          2003         2002       2001            2000          1999
                                                         ---------------------------------------------------------------------


PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year.....................         $9.79        $9.73     $10.39          $15.36        $10.21
                                                         ---------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)a.........................           .14          .03        .04            (.01)         (.03)

 Net realized and unrealized gains (losses)............          4.90          .08       (.70)          (4.96)         5.18
                                                         ---------------------------------------------------------------------

Total from investment operations.......................          5.04          .11       (.66)          (4.97)         5.15

Less distributions from net investment income..........          (.11)        (.05)        --c             --            --

Redemption fees........................................            --d          --         --              --            --
                                                         ---------------------------------------------------------------------

Net asset value, end of year...........................        $14.72        $9.79      $9.73          $10.39        $15.36
                                                         =====================================================================

Total returnb..........................................        52.25%         .98%    (6.34)%        (32.36)%        50.44%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)........................      $208,581     $127,808   $139,099        $188,379      $385,584

Ratios to average net assets:

 Expenses..............................................         2.82%        2.89%      2.86%           2.76%         2.73%

 Net investment income (loss)..........................         1.20%         .31%       .43%          (.11)%        (.26)%

Portfolio turnover rate................................        48.60%       49.05%     61.45%          69.37%        45.82%



aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cActual distribution from net investment income was $.001.
dAmount is less than $0.01 per share.


                                                             Annual Report  | 15

Templeton Developing Markets Trust


                                                         ---------------------------------------------
                                                            YEAR ENDED             PERIOD ENDED
CLASS R                                                  DECEMBER 31, 2003      DECEMBER 31, 2002C
                                                         ---------------------------------------------


PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year.....................         $9.98                   $9.93
                                                         ---------------------------------------------

Income from investment operations:

 Net investment incomea................................           .17                     .03

 Net realized and unrealized gains.....................          4.98                     .07
                                                         ---------------------------------------------

Total from investment operations.......................          5.15                     .10

Less distributions from net investment income..........          (.28)                   (.05)

Redemption fees........................................            --e                     --
                                                         ---------------------------------------------

Net asset value, end of year...........................        $14.85                   $9.98
                                                         =============================================


Total return b.........................................        52.82%                    .96%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)........................        $1,688                    $381

Ratios to average net assets:

 Expenses..............................................         2.32%                   2.39%d

 Net investment income.................................         1.70%                    .81%d

Portfolio turnover rate................................        48.60%                  49.05%




aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cEffective date of Class R shares was January 2, 2002.
dAnnualized.
eAmount is less than $0.01 per share.




16 |  Annual Report

Templeton Developing Markets Trust



                                                         ---------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
ADVISOR CLASS                                                    2003         2002       2001            2000          1999
                                                         ---------------------------------------------------------------------


PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year.....................        $10.01        $9.84     $10.55          $15.62        $10.28
                                                         ---------------------------------------------------------------------

Income from investment operations:

 Net investment incomea................................           .26          .12        .14             .11           .09

 Net realized and unrealized gains (losses)............          4.99          .10       (.71)          (5.03)         5.25
                                                         ---------------------------------------------------------------------

Total from investment operations.......................          5.25          .22       (.57)          (4.92)         5.34

Less distributions from net investment income..........          (.33)        (.05)      (.14)           (.15)           --

Redemption fees........................................            --c          --         --              --            --
                                                         ---------------------------------------------------------------------

Net asset value, end of year...........................        $14.93       $10.01      $9.84          $10.55        $15.62
                                                         =====================================================================

Total returnb..........................................        53.72%        2.20%    (5.43)%        (31.67)%        51.95%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)........................      $203,660     $130,459    $81,320        $115,144      $190,341

Ratios to average net assets:

 Expenses..............................................         1.82%        1.89%      1.87%           1.77%         1.74%

 Net investment income.................................         2.20%        1.31%      1.40%            .88%          .72%

Portfolio turnover rate................................        48.60%       49.05%     61.45%          69.37%        45.82%




aBased on average daily shares outstanding.
bTotal return is not annualized for periods less than one year.
cAmount is less than $0.01 per share.




                      Annual Report  |  See notes to financial statements.  | 17

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                     SHARES/WARRANTS             VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)

   COMMON STOCKS 90.9%
   ARGENTINA 1.1%
  aMolinos Rio de la Plata SA, B............                   Food Products                     3,550,983        $   6,357,259
   Tenaris SA...............................             Energy Equipment & Services               559,064            1,868,313
   Tenaris SA, ADR..........................             Energy Equipment & Services               518,342           17,271,155
                                                                                                                  ----------------
                                                                                                                      25,496,727
                                                                                                                  ----------------
   AUSTRIA 2.9%
  aBank Austria Creditanstalt, Reg S........               Commercial Banks                        457,000            23,345,736
   OMV AG...................................                   Oil & Gas                           205,680            30,634,075
   Wienerberger AG..........................                Building Products                      464,118            12,399,116
                                                                                                                  ----------------
                                                                                                                      66,378,927
                                                                                                                  ----------------
   BRAZIL 3.9%
   Centrais Eletricas Brasileiras SA
     (Non-Taxable)..........................               Electric Utilities                  322,397,000             5,419,845
   Centrais Eletricas Brasileiras SA
     (Taxable)..............................               Electric Utilities                  790,283,000            13,285,519
   Embraer-Empresa Brasileira de
     Aeronautica SA.........................               Aerospace & Defense                   2,435,000            16,289,601
   Embraer-Empresa Brasileira de Aeronautica
     SA, ADR................................               Aerospace & Defense                     750,073            26,275,057
   Souza Cruz SA (Non-Taxable)..............                     Tobacco                         1,371,800            14,393,201
   Souza Cruz SA (Taxable)..................                     Tobacco                            17,600               184,663
   Unibanco Uniao de Bancos Brasileiros
     SA, GDR................................                Commercial Banks                       575,700            14,363,715
                                                                                                                  ----------------
                                                                                                                      90,211,601
                                                                                                                  ----------------
   CHINA 7.6%
   China Mobile (Hong Kong) Ltd., fgn. .....       Wireless Telecommunication Services          15,164,000            46,584,239
   China Petroleum & Chemical Corp., H .....                  Oil & Gas                         77,726,000            34,790,284
   China Telecom Corp. Ltd., H .............   Diversified Telecommunication Services           69,514,000            28,652,275
   Huadian Power International Corp. Ltd. ..             Electric Utilities                     25,612,000            10,721,702
   PetroChina Co. Ltd., H ..................                  Oil & Gas                         56,511,000            32,391,410
   Shanghai Industrial Holdings Ltd. .......          Industrial Conglomerates                   8,066,000            18,441,380
   Travelsky Technology Ltd., H ............                 IT Services                         2,967,000             3,191,104
                                                                                                                  ----------------
                                                                                                                     174,772,394
                                                                                                                  ----------------
   CROATIA .7%
  bPliva D D, GDR, Reg S....................                 Pharmaceuticals                     1,058,750            17,257,625
                                                                                                                  ----------------
   CZECH REPUBLIC .6%
  aCesky Telecom AS ........................     Diversified Telecommunication Services            480,750             5,467,142
   CEZ AS...................................               Electric Utilities                    1,643,100             9,361,956
                                                                                                                  ----------------
                                                                                                                      14,829,098
                                                                                                                  ----------------
   DENMARK .8%
   Carlsberg AS, B..........................                    Beverages                          396,575            18,273,024
                                                                                                                  ----------------
   EGYPT .2%
   Commercial International Bank Ltd. ......                Commercial Banks                     1,503,290             5,364,539
                                                                                                                  ----------------


18 |  Annual Report

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                     SHARES/WARRANTS              VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GREECE 1.3%
   Coca-Cola Hellenic Bottling Co. SA.......                    Beverages                          583,991        $    12,168,934
   Hellenic Telecommunications
     Organization SA........................      Diversified Telecommunication Services         1,366,620             18,065,310
                                                                                                                  ----------------
                                                                                                                       30,234,244
                                                                                                                  ----------------
   HONG KONG 8.0%
   Beijing Enterprises Holdings Ltd. .......          Industrial Conglomerates                   4,468,000              5,237,106
   Cheung Kong Holdings Ltd. ...............                 Real Estate                         2,364,000             18,802,746
   Cheung Kong Infrastructure Holdings Ltd..           Construction Materials                    2,682,000              6,010,974
   China Resources Enterprise Ltd...........                Distributors                        18,734,000             21,234,891
   China Travel International Investment
     Hong Kong Ltd.  .......................        Hotels Restaurants & Leisure                53,950,000             10,215,171
   Citic Pacific Ltd........................          Industrial Conglomerates                  19,166,500             48,881,537
   Dairy Farm International Holdings Ltd. ..          Food & Staples Retailing                  12,267,054             20,547,315
   Guoco Group Ltd. ........................       Diversified Financial Services                  313,000              2,298,032
   Hang Lung Group Ltd......................                 Real Estate                         5,863,000              7,325,352
   Henderson Investment Ltd.................                 Real Estate                         5,016,000              5,782,523
   Hong Kong Land Holdings Ltd..............                 Real Estate                         2,444,000              4,154,800
  aHopewell Highway Infrastructure Ltd., wts.,
     8/05/06................................        Transportation Infrastructure                  143,100                 27,833
   HSBC Holdings PLC........................              Commercial Banks                          77,600              1,224,432
   MTR Corp. Ltd............................                 Road & Rail                         7,027,372              9,277,985
   Tack Fat Group International Ltd.........              Specialty Retail                      23,762,000              2,417,948
   TCL International Holdings Inc...........             Household Durables                     31,898,000             14,072,164
   Tingyi (Cayman Islands) Holding Corp.....               Food Products                        27,032,000              6,337,040
   VTech Holdings Ltd.......................          Communications Equipment                      63,000                 89,668
                                                                                                                  ----------------
                                                                                                                      183,937,517
                                                                                                                  ----------------
   HUNGARY 2.8%
   Egis RT..................................               Pharmaceuticals                         195,338              7,948,505
   Gedeon Richter Ltd.......................               Pharmaceuticals                         177,209             20,978,865
   Matav RT.................................   Diversified Telecommunication Services            2,069,450              7,882,034
   MOL Magyar Olaj-Es Gazipari RT...........                  Oil & Gas                            890,275             27,105,275
                                                                                                                  ----------------
                                                                                                                       63,914,679
                                                                                                                  ----------------
   INDIA 4.1%
   Container Corp. of India Ltd.............                 Road & Rail                           150,460              2,194,490
   HCL Technologies Ltd.....................                 IT Services                           592,500              3,979,003
   Hero Honda Motors Ltd....................                 Automobiles                         1,346,040             13,242,083
   Hindustan Petroleum Corp. Ltd............                  Oil & Gas                          1,606,400             15,403,836
  aIndraprastha Gas Ltd.....................                Gas Utilities                          530,000              1,723,299
   ITC Ltd..................................                   Tobacco                             211,688              4,568,053
   Mahanagar Telephone Nigam Ltd............   Diversified Telecommunication Services            7,617,297             22,989,628
  aMaruti Udyog Ltd.........................                 Automobiles                         1,090,559              8,994,572
   Nestle India Ltd.........................                Food Products                           53,500                808,510
   Satyam Computers Services Ltd............                 IT Services                         1,785,000             14,371,940
  aUnion Bank of India Ltd..................              Commercial Banks                       3,711,000              4,168,520
   Videsh Sanchar Nigam Ltd.................   Diversified Telecommunication Services              732,427              2,367,846
                                                                                                                  ----------------
                                                                                                                       94,811,780
                                                                                                                  ----------------



                                                                                                                 Annual Report  | 19

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                     SHARES/WARRANTS              VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   INDONESIA 2.1%
   PT Gudang Garam TBK .....................                   Tobacco                           7,902,750        $    12,760,748
   PT Indosat (Persero) TBK.................   Diversified Telecommunication Services           13,950,750             24,845,503
  aPT Perusahaan Gas Negara, 144A...........                  Oil & Gas                          3,711,000                682,938
   PT Telekomunikasi Indonesia TBK, B.......   Diversified Telecommunication Services           14,078,841             11,283,132
                                                                                                                  ----------------
                                                                                                                       49,572,321
                                                                                                                  ----------------
   ISRAEL
   Elbit Systems Ltd........................             Aerospace & Defense                        54,737                985,142
                                                                                                                  ----------------
   MALAYSIA .4%
   YTL Power International Bhd..............             Electric Utilities                      9,990,500              8,833,705
                                                                                                                  ----------------
   MEXICO 4.9%
   Alfa SA .................................          Industrial Conglomerates                      26,200                 78,901
   Cemex SA.................................           Construction Materials                            1                      5
   Embotelladoras Arca SA...................          Food & Staples Retailing                     352,000                673,474
   Embotelladoras Arca SA, 144A.............          Food & Staples Retailing                   1,401,358              2,681,190
   Fomento Economico Mexicano SA de CV
     Femsa, ADR.............................                  Beverages                            378,350             13,953,548
   Grupo Bimbo SA de CV, A..................                Food Products                        2,074,700              3,895,630
   Grupo Carso SA de CV.....................          Industrial Conglomerates                   3,310,800             11,637,776
   Grupo Continental SA.....................                  Beverages                          1,346,343              2,276,404
   Grupo Televisa SA, de CV, ADR............                    Media                              169,800              6,768,228
   Kimberly Clark de Mexico SA de CV, A                  Household Products                     13,311,950             34,117,258
   Telefonos de Mexico SA de CV (Telmex),
     L, ADR.................................   Diversified Telecommunication Services            1,156,190             38,188,956
                                                                                                                  ----------------
                                                                                                                      114,271,370
                                                                                                                  ----------------
   PERU
   Credicorp Ltd............................              Commercial Banks                          17,700                236,295
                                                                                                                  ----------------
   PHILIPPINES 1.1%
   San Miguel Corp., B......................                  Beverages                         21,068,488             24,286,441
                                                                                                                  ----------------
   POLAND 2.0%
  aBRE Bank SA..............................              Commercial Banks                         149,050              3,683,541
   Polski Koncern Naftowy Orlen SA..........                  Oil & Gas                          4,384,585             29,286,015
   Telekomunikacja Polska SA................   Diversified Telecommunication Services            3,458,500             13,998,844
                                                                                                                  ----------------
                                                                                                                       46,968,400
                                                                                                                  ----------------
   RUSSIA 1.8%
   Aeroflot.................................                  Airlines                              41,500                 28,635
   Lukoil Holdings, ADR.....................                  Oil & Gas                            439,488             40,907,543
   Yuzhnaya Telecommunication Co............   Diversified Telecommunication Services           13,227,000              1,283,019
                                                                                                                  ----------------
                                                                                                                       42,219,197
                                                                                                                  ----------------
   SINGAPORE 6.3%
   Comfortdelgro Corp. Ltd..................                 Road & Rail                        15,819,000              7,591,406
   DBS Group Holdings Ltd...................              Commercial Banks                       1,976,000             17,103,692
   Fraser & Neave Ltd.......................                  Beverages                          4,580,148             33,980,960
   Keppel Corp. Ltd.........................          Industrial Conglomerates                   8,961,600             32,188,518
   MobileOne (Asia) Ltd.....................     Wireless Telecommunication Services             2,579,000              2,277,866


20 |  Annual Report

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                     SHARES/WARRANTS              VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SINGAPORE (CONT.)
   Singapore Airlines Ltd...................                  Airlines                           3,118,500        $    20,565,978
   Singapore Technologies Engineering Ltd...             Aerospace & Defense                     5,514,000              6,623,424
   Singapore Telecommunications Ltd.........     Diversified Telecommunication Services         21,287,000             24,567,226
                                                                                                                  ----------------
                                                                                                                      144,899,070
                                                                                                                  ----------------
   SOUTH AFRICA 11.0%
   Anglo American PLC.......................               Metals & Mining                       3,996,493             85,617,753
   Barloworld Ltd...........................          Industrial Conglomerates                     220,669              2,319,091
   Imperial Holdings Ltd....................           Air Freight & Logistics                   1,370,436             13,755,687
   Investec Ltd.............................               Capital Markets                               1                     19
   Nampak Ltd...............................           Containers & Packaging                    1,408,800              2,743,730
   Nedcor Ltd...............................              Commercial Banks                         372,500              3,461,599
   Old Mutual PLC...........................                  Insurance                         13,243,490             21,811,301
   Remgro Ltd...............................          Industrial Conglomerates                   3,367,170             35,613,813
   SABMiller PLC............................                  Beverages                          6,285,973             64,046,296
   Sasol Ltd................................                  Oil & Gas                          1,786,324             25,423,338
                                                                                                                  ----------------
                                                                                                                      254,792,627
                                                                                                                  ----------------
   SOUTH KOREA 12.1%
   CJ Corp..................................                Food Products                          301,950             15,737,386
   Dong-A Pharmaceutical Co. Ltd............               Pharmaceuticals                         146,642              2,283,012
   Hite Brewery Co. Ltd.....................                  Beverages                            215,030             15,773,078
   Hyundai Development Co...................         Construction & Engineering                  1,866,300             19,344,360
   Hyundai Motor Co. Ltd....................                 Automobiles                         1,170,560             49,612,488
   Kangwon Land Inc.........................        Hotels Restaurants & Leisure                 2,937,406             35,007,273
   Korea Electric Power Corp................             Electric Utilities                      1,459,896             26,220,541
   Korea Gas Corp...........................                Gas Utilities                          439,950              9,138,701
   KT Corp..................................   Diversified Telecommunication Services              383,019             14,337,094
   KT&G Corp................................                   Tobacco                             216,070              3,753,797
   LG Card Co. Ltd..........................              Consumer Finance                         639,636              1,634,655
   LG Chem Ltd..............................                  Chemicals                              1,440                 66,471
   LG Home Shopping Inc.....................          Internet & Catalog Retail                     53,794              2,717,918
   LG Household & Health Care Ltd...........             Household Products                        372,860              9,732,225
   LG International Corp....................      Trading Companies & Distributors                 159,000              1,067,562
   Poongsan Corp............................               Metals & Mining                          59,410                628,255
   POSCO....................................               Metals & Mining                          51,190              7,002,912
   Samsung Corp.............................      Trading Companies & Distributors               1,233,390             10,248,058
   Samsung Fine Chemicals...................                 Chemicals                           1,098,270             15,070,679
   Samsung Heavy Industries Co. Ltd.........                 Machinery                           3,690,630             20,412,297
   SK Corp..................................                  Oil & Gas                            836,610             19,238,870
                                                                                                                  ----------------
                                                                                                                      279,027,632
                                                                                                                  ----------------
   TAIWAN 9.4%
   Acer Inc.................................           Computers & Peripherals                   5,831,000              8,673,505
   Amtran Technology Co. Ltd................           Computers & Peripherals                   1,852,000              1,560,153
   Cheng Shin Rubber Industry Co. Ltd.......              Auto Components                        1,475,000              1,881,222
   Chinatrust Financial Holding Co. Ltd.....              Commercial Banks                       9,770,270              9,813,438
   Chunghwa Telcom Co. Ltd..................   Diversified Telecommunication Services            5,136,000              7,458,168
   D-Link Corp..............................          Communications Equipment                  17,431,000             23,258,448
   Delta Electronics Inc....................     Electronic Equipment & Instruments             15,857,260             20,317,844


                                                                                                                 Annual Report  | 21

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                     SHARES/WARRANTS              VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TAIWAN (CONT.)
   Elan Microelectronics Corp...............                  Software                          12,219,000        $    10,977,305
   Elite Semiconductor Memory
     Technology Inc.........................            Electrical Equipment                     2,703,600              5,216,077
   Fubon Financial Holding Co. Ltd..........        Diversified Financial Services               6,178,000              5,914,138
   Lite-on Technology Corp..................           Computers & Peripherals                  16,870,000             17,888,660
   Mega Financial Holdings Co. Ltd..........              Commercial Banks                      20,861,308             12,535,219
   Micro-Star International Co. Ltd.........           Computers & Peripherals                     458,000                674,521
   Phoenixtec Power Co. Ltd.................            Electrical Equipment                     6,285,375              7,368,422
   President Chain Store Corp...............          Food & Staples Retailing                   5,332,000              8,166,833
   Sunplus Technology Co. Ltd...............  Semiconductors & Semiconductor Equipment          15,970,100             29,870,437
   Taiwan Cellular Corp.....................     Wireless Telecommunication Services            24,090,106             20,932,493
   Taiwan Glass Industrial Corp.............              Building Products                        540,000                408,778
  aTatung Co. Ltd...........................          Industrial Conglomerates                   5,768,000              1,461,113
   Tsann Kuen Enterprise Co. Ltd............             Household Durables                      4,640,000              6,751,576
   UNI-President Enterprises Corp...........                Food Products                       14,719,790              6,048,338
   Yuanta Core Pacific Securities Co........        Diversified Financial Services              15,676,285              9,373,449
                                                                                                                  ----------------
                                                                                                                      216,550,137
                                                                                                                  ----------------
   THAILAND 1.8%
   Delta Electronics (Thailand)
     Public Co. Ltd., fgn. .................     Electronic Equipment & Instruments              3,561,700              2,418,064
   Hana Microelectronics Co. Ltd., fgn......     Electronic Equipment & Instruments              1,212,500              3,825,163
   Krung Thai Bank Public Co. Ltd., fgn.....             Commercial Banks                        1,980,000                614,651
   National Finance Public Co. Ltd., fgn....             Consumer Finance                        4,908,000              2,068,613
   PTT Exploration & Production Public Co.
     Ltd., fgn..............................                  Oil & Gas                          4,367,200             29,539,014
   Shin Corporation Public Co. Ltd., fgn....     Wireless Telecommunication Services             1,147,500              1,129,472
   Siam City Cement Public Co. Ltd., fgn....         Construction Materials                         96,000                552,413
   Siam Makro Public Company Ltd., fgn......       Food & Staples Retailing                         83,700                 97,172
   Thai Airways International Public Co.
     Ltd., fgn..............................                  Airlines                             665,800                768,764
  aThai Military Bank Public Company
     Limited, fgn...........................              Commercial Banks                       2,800,000                484,068
   Thai Union Frozen Products Ltd., fgn.....               Food Products                            90,000                 72,687
                                                                                                                  ----------------
                                                                                                                       41,570,081
                                                                                                                  ----------------
   TURKEY 3.5%
   Akbank...................................              Commercial Banks                   2,182,403,497             11,416,851
   Arcelik AS, Br...........................             Household Durables                  4,839,921,500             26,869,308
   Migros Turk T.A.S........................          Food & Staples Retailing                 840,033,000             12,017,554
   Tupras-Turkiye Petrol Rafineleri AS......                  Oil & Gas                      3,717,491,240             30,957,035
                                                                                                                  ----------------
                                                                                                                       81,260,748
                                                                                                                  ----------------
   UNITED KINGDOM .5%
   BHP Billiton PLC.........................               Metals & Mining                       1,350,800             11,737,288
                                                                                                                  ----------------
   TOTAL COMMON STOCKS
     (COST $1,561,314,597)..................                                                                        2,102,692,609
                                                                                                                  ----------------

22 |  Annual Report

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                     SHARES/WARRANTS              VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     DIRECT EQUITY INVESTMENTS .3%
a,b,cIndotel Ltd. ............................     Leisure Equipment & Products                    900,000        $     3,114,000
                                                                                                                  ----------------

a,b,cMayfair Hanoi, Ltd., 30% equity interest
     owned through HEA Holdings Ltd., a wholly
     owned investment ........................               Real Estate                                                3,839,976
                                                                                                                  ----------------
     TOTAL DIRECT EQUITY INVESTMENTS (COST $13,602,155)                                                                 6,953,976
                                                                                                                  ----------------
     PREFERRED STOCKS 4.7%
     Banco Bradesco SA, ADR, pfd..............             Commercial Banks                      1,340,475             35,401,945
     Cia Vale do Rio Doce, A, ADR, pfd.                    Metals & Mining                         466,190             24,013,447
    aCompanhia Paranaense de Energia-Copel,
       ADR, pfd...............................             Electric Utilities                       72,700                346,779
    bDuratex SA, pfd..........................              Building Products                  228,486,824              6,574,242
     Petroleo Brasileiro SA, ADR, pfd.........                Oil & Gas                          1,591,404             42,426,831
                                                                                                                  ----------------
     TOTAL PREFERRED STOCKS (COST $76,436,845)                                                                        108,763,244
                                                                                                                  ----------------
                                                                                         ------------------
                                                                                          PRINCIPAL AMOUNT
                                                                                         ------------------

     SHORT TERM INVESTMENTS (COST $93,648,635) 4.0%
     UNITED STATES
     U.S. Treasury Bills, 0.847% to 0.912%, with
       maturities to 3/25/04..................                                              $   93,810,000             93,660,673
                                                                                                                  ----------------
     TOTAL INVESTMENTS (COST $1,745,002,232) 99.9%                                                                  2,312,070,502
     OTHER ASSETS, LESS LIABILITIES .1%.......                                                                          1,197,874
                                                                                                                  ----------------
     NET ASSETS 100.0%........................                                                                    $ 2,313,268,376
                                                                                                                  ----------------



aNon-income producing.
bSee Note 6 regarding Holdings of 5% Voting Securities. cSee Note 7 regarding restricted securities.


                      Annual Report  |  See notes to financial statements.  | 23

Templeton Developing Markets Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003


Assets:
 Investments in securities:
  Cost - Unaffiliated issuers..................................  $1,719,160,016
  Cost - Non-controlled affiliated issuers.....................      25,842,216
                                                                 --------------
  Value - Unaffiliated issuers.................................   2,287,858,901
  Value - Non-controlled affiliated issuers....................      24,211,601
  Foreign currency, at value (cost $4,907,438).................       4,896,088
Receivables:
 Investment securities sold....................................      10,663,557
 Capital shares sold...........................................      11,517,168
 Dividends and interest........................................       4,511,576
                                                                 --------------
      Total assets.............................................   2,343,658,891
                                                                 --------------
Liabilities:
 Payables:
  Investment securities purchased..............................       6,262,336
  Capital shares redeemed......................................       8,705,684
  Affiliates...................................................       4,544,391
 Deferred tax liability (Note 1f)..............................       9,840,302
 Other liabilities.............................................       1,037,802
                                                                 --------------
      Total liabilities........................................      30,390,515
                                                                 --------------
        Net assets, at value...................................  $2,313,268,376
                                                                 --------------
Net assets consist of:
 Undistributed net investment income...........................  $   (3,198,042)
 Net unrealized appreciation (depreciation)....................     557,228,647
 Accumulated net realized gain (loss)..........................    (970,911,710)
 Capital shares................................................   2,730,149,481
                                                                 --------------
Net assets, at value...........................................  $2,313,268,376
                                                                 --------------
CLASS A:
 Net asset value per share ($1,873,277,020 / 125,271,779
 shares outstanding)a..........................................          $14.95
                                                                 --------------
 Maximum offering price per share ($14.95 / 94.25%)............          $15.86
                                                                 --------------
CLASS B:
 Net asset value and maximum offering price per share
 ($26,062,214 / 1,768,217 shares outstanding)a.................          $14.74
                                                                 --------------
CLASS C:
 Net asset value per share ($208,581,417 / 14,170,754
 shares outstanding)a..........................................          $14.72
                                                                 --------------
 Maximum offering price per share ($14.72 / 99.00%)............          $14.87
                                                                 --------------
CLASS R:
 Net asset value and maximum offering price per share
($1,687,688 / 113,613 shares outstanding)a.....................          $14.85
                                                                 --------------
ADVISOR CLASS:
 Net asset value and maximum offering price per share
 ($203,660,037 / 13,640,494 shares outstanding)a...............          $14.93
                                                                 --------------


aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.



24 |  See notes to financial statements.  |  Annual Report

Templeton Developing Markets Trust

STATEMENT OF OPERATIONS
for the year ended December 31, 2003


Investment income:
 (net of foreign taxes of $6,277,685)
 Dividends:
  Unaffiliated issuers...........................................  $ 67,849,882
  Non-controlled affiliated issuers (Note 6).....................       560,554
 Interest........................................................       285,432
                                                                   ------------
      Total investment income....................................    68,695,868
                                                                   ------------
Expenses:
 Management fees (Note 3)........................................    21,401,889
 Administrative fees (Note 3)....................................     1,859,113
 Distribution fees (Note 3)
  Class A........................................................     4,871,735
  Class B........................................................       163,000
  Class C........................................................     1,512,720
  Class R........................................................         3,873
 Transfer agent fees (Note 3)....................................     5,114,500
 Custodian fees..................................................     1,712,100
 Reports to shareholders.........................................       267,900
 Registration and filing fees....................................       153,700
 Professional fees...............................................       380,200
 Trustees' fees and expenses.....................................       172,100
 Other...........................................................        44,400
                                                                   ------------
      Total expenses.............................................    37,657,230
                                                                   ------------
        Net investment income....................................    31,038,638
                                                                   ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments:
   Unaffiliated issuers (net of foreign taxes....................
   of $1,356,378) (Note 1f)......................................   138,990,684
   Non-controlled affiliated issuers (Note 6)....................    (4,064,528)
  Foreign currency transactions..................................    (2,339,167)
                                                                   ------------
        Net realized gain (loss).................................   132,586,989
                                                                   ------------
 Net unrealized appreciation (depreciation) on:
  Investments....................................................   624,068,084
  Translation of assets and liabilities denominated
  in foreign currencies.......................................          (11,872)
  Deferred taxes (Note 1f).......................................    (9,840,302)
                                                                   ------------
        Net unrealized appreciation (depreciation)...............   614,215,910
                                                                   ------------
Net realized and unrealized gain (loss)..........................   746,802,899
                                                                   ------------
Net increase (decrease) in net assets resulting from operations..  $777,841,537
                                                                   ------------




                      Annual Report  |  See notes to financial statements.  | 25

Templeton Developing Markets Trust


STATEMENTS OF CHANGES IN NET ASSETS
for the years ended December 31, 2003 and 2002
                                                                                -------------------------------
                                                                                     2003               2002
                                                                                -------------------------------
Increase (decrease) in net assets:
 Operations:
 Net investment income....................................................      $   31,038,638   $   13,925,567
  Net realized gain (loss) from investments and
  foreign currency transactions...........................................         132,586,989      (56,616,899)
  Net unrealized appreciation (depreciation)on investments,
  translation of assets and liabilities denominated in foreign
  currencies, and deferred taxes..........................................         614,215,910       73,081,651
                                                                                -------------------------------
      Net increase (decrease) in net assets resulting from operations.....         777,841,537       30,390,319
 Distributions to shareholders from:
  Net investment income:
   Class A ...............................................................         (30,016,350)      (6,153,882)
   Class B ...............................................................            (211,579)         (57,154)
   Class C ...............................................................          (1,517,457)        (695,572)
   Class R ...............................................................             (20,109)            (139)
   Advisor Class..........................................................          (4,258,934)        (428,724)
                                                                                ---------------------------------
 Total distributions to shareholders......................................         (36,024,429)      (7,335,471)
 Capital share transactions (Note 2):
   Class A................................................................         101,510,926      (70,681,837)
   Class B................................................................           6,380,974        1,457,801
   Class C................................................................          14,799,977      (12,234,931)
   Class R................................................................             946,068          382,592
   Advisor Class..........................................................           8,377,033       44,386,597
                                                                                ---------------------------------
 Total capital share transactions.........................................         132,014,978      (36,689,778)
 Redemption fees (Note 1h)................................................              70,141          543,597
   Net increase (decrease) in net assets..................................         873,902,227      (13,091,333)
Net assets:
 Beginning of year........................................................       1,439,366,149    1,452,457,482
                                                                                ---------------------------------
 End of year..............................................................      $2,313,268,376   $1,439,366,149
Undistributed net investment income included in net assets:
 End of year..............................................................        $ (3,198,042)  $    5,559,706
                                                                                ---------------------------------



26 |  See notes to financial statements.  |  Annual Report

Templeton Developing Markets Trust

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its total assets in equity securities of developing or emerging market issuers. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Investments in open-end mutual funds are valued at the closing net asset value. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, or if market quotations are not readily available, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

                                                             Annual Report  | 27

Templeton Developing Markets Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. DEFERRED TAXES

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities as reflected in the accompanying financial statements.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

Redemption of Fund shares held 90 days or less (30 days or less effective January 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.





28 |  Annual Report

Templeton Developing Markets Trust

2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2003, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                    ----------------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                    2003                                       2002
                                    ----------------------------------------------------------------------------------
                                         SHARES             AMOUNT                  SHARES             AMOUNT
                                    ----------------------------------------------------------------------------------

CLASS A SHARES:
 Shares sold .....................     159,452,859      $ 1,836,033,832           110,418,030      $ 1,131,296,741
 Shares issued on reinvestment
   of distributions ..............       2,268,784           26,723,452               496,413            5,391,055
 Shares redeemed .................    (153,338,794)      (1,761,246,358)         (117,624,119)      (1,207,369,633)
                                    ----------------------------------------------------------------------------------
 Net increase (decrease) .........       8,382,849      $   101,510,926            (6,709,676)     $   (70,681,837)
                                    ----------------------------------------------------------------------------------
CLASS B SHARES:
 Shares sold .....................         696,226      $     8,515,051               410,579      $     4,296,010
 Shares issued on reinvestment
   of distributions ..............          16,201              196,754                 4,831               51,797
 Shares redeemed .................        (204,709)          (2,330,831)             (283,974)          (2,890,006)
                                    ----------------------------------------------------------------------------------
 Net increase (decrease) .........         507,718      $     6,380,974               131,436      $     1,457,801
                                    ----------------------------------------------------------------------------------
CLASS C SHARES:
 Shares sold .....................       3,930,724      $    46,951,553             2,088,862      $    21,771,709
 Shares issued on reinvestment
   of distributions ..............         110,962            1,323,339                56,598              605,039
 Shares redeemed .................      (2,932,454)         (33,474,915)           (3,374,907)         (34,611,679)
                                    ----------------------------------------------------------------------------------
 Net increase (decrease) .........       1,109,232      $    14,799,977            (1,229,447)     $   (12,234,931)
                                    ----------------------------------------------------------------------------------
CLASS R SHARESA:
 Shares sold .....................         131,034      $     1,512,727                42,052      $       422,261
 Shares issued on reinvestment
   of distributions ..............           1,591               19,974                     6                   61
 Shares redeemed .................         (57,204)            (586,633)               (3,866)             (39,730)
                                    ----------------------------------------------------------------------------------
 Net increase (decrease) .........          75,421      $       946,068                38,192      $       382,592
                                    ----------------------------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold .....................       5,375,459      $    64,110,884             6,289,373      $    64,806,049
 Shares issued on reinvestment
   of distributions ..............         230,577            2,632,513                35,109              379,871
 Shares issued on merger
   (Note 8) ......................              --                   --             8,715,110           80,698,235
 Shares redeemed .................      (4,997,309)         (58,366,364)          (10,271,280)        (101,497,558)
                                    ----------------------------------------------------------------------------------
 Net increase (decrease) .........         608,727      $     8,377,033             4,768,312      $    44,386,597
                                    ----------------------------------------------------------------------------------

 aEffective date of Class R shares was January 2, 2002.




                                                             Annual Report  | 29

Templeton Developing Markets Trust

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of Templeton Asset Management Ltd. (TAML), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE        AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
        0.150%               First $200 million
        0.135%               Over $200 million, up to and including $700 million
        0.100%               Over $700 million, up to and including $1.2 billion
        0.075%               Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00%, 1.00% and 0.50% per year of the average daily net assets of Class A, Class B, Class C, and Class R shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At December 31, 2003, Distributors advised the Fund that unreimbursed costs were $1,993,931. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $283,143 and $100,837, respectively.

The Fund paid transfer agent fees of $5,114,500, of which $3,245,828 was paid to Investor Services.


4. INCOME TAXES

At December 31, 2003, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Cost of investments                                        $1,777,916,261
                                                           --------------
Unrealized appreciation ................................      585,883,678
Unrealized depreciation ................................      (51,729,437)
                                                           --------------
Net unrealized appreciation (depreciation) .............   $  534,154,241
                                                           --------------
Distributable earnings - ordinary income ...............   $   21,815,951
                                                           --------------

The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                                --------------------------
                                                   2003           2002
                                                --------------------------
Distributions paid from ordinary income ....... $36,024,429    $7,335,471





30 |  Annual Report

Templeton Developing Markets Trust

4. INCOME TAXES (CONTINUED)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to different treatment of wash sales, foreign currency transactions, passive foreign investment company shares and taxes on net realized gains.

At December 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2007 ................................................   $471,546,298
 2008 ................................................     36,476,765
 2009 ................................................    313,161,808
 2010 ................................................    141,181,639
                                                         --------------
                                                         $962,366,510
                                                         --------------

At December 31, 2003, the Fund had deferred foreign currency losses occurring subsequent to October 31, 2003 of $427,168. For tax purposes, such losses will be reflected in the year ending December 31, 2004.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2003 aggregated $865,299,321 and $815,063,490, respectively.


6. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at December 31, 2003 were as shown below.

------------------------------------------------------------------------------------------------------------------------------
                             NUMBER OF                                 NUMBER OF
                          SHARES HELD AT                              SHARES HELD    VALUE AT                     REALIZED
                           BEGINNING OF       GROSS        GROSS       AT END OF      END OF       INVESTMENT      CAPITAL
  NAME OF ISSUER           DEC. 31, 2002    ADDITIONS   REDUCTIONS     12/31/03      12/31/03        INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
  NON-CONTROLLED AFFILIATES
  Duratex SA, pfd. .........402,086,824           --   173,600,000    228,486,824  $         *       114,869    $(4,064,528)
  Indotel Ltd. .............    900,000           --            --        900,000    3,114,000            --             --
  Mayfair Hanoi, Ltd.,
  30% equity interest
  owned through
  HEA Holdings Ltd. ........         --          --            --             --     3,839,976            --             --
  Pliva D D, GDR, Reg S ....    898,050      160,700            --      1,058,750   17,257,625       445,685             --
                                                                                   -------------------------------------------
  TOTAL NON-CONTROLLED AFFILIATES                                                  $24,211,601      $560,554    $(4,064,528)
                                                                                   -------------------------------------------

*As of December 31, 2003, no longer an affiliate.




                                                             Annual Report  | 31

Templeton Developing Markets Trust

7. RESTRICTED SECURITIES

At December 31, 2003, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At December 31, 2003, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Board of Trustees, as follows:

----------------------------------------------------------------------------------------------------------
  NUMBER OF                                                   ACQUISITION
  SHARES        ISSUER                                           DATE           COST             VALUE
----------------------------------------------------------------------------------------------------------
     900,000    Indotel Ltd. ................................   11/22/96     $9,154,569        $3,114,000
                Mayfair Hanoi, Ltd., 30% equity interest
                owned through HEA Holdings Ltd. .............   10/31/96      4,447,586         3,839,976
                                                                                               -----------
TOTAL RESTRICTED SECURITIES (.3% OF NET ASSETS) .............                                  $6,953,976
                                                                                               -----------

8. MERGERS

On September 26, 2002, the Fund acquired the net assets of each Templeton Vietnam and Southeast Asia Fund, Inc. ("TVSAF") and Templeton Emerging Markets Appreciation Fund, Inc. ("TEMAF") pursuant to plans of reorganization approved by the shareholders of each of TVSAF, TEMAF and the Fund. The merger with TVSAF was accomplished by a tax-free exchange of 4,186,491 Advisor Class shares of the Fund (valued at $9.26 per share) for $38,750,302 in net assets of TVSAF, including $6,602,254 of unrealized depreciation. The merger with TEMAF was accomplished by a tax-free exchange of 4,528,619 Advisor Class shares of the Fund (valued at $9.26 per share) for $41,947,933 in net assets of TEMAF, including $3,662,951 of unrealized depreciation. The combined net assets of the Fund immediately after the mergers were $1,324,585,699.


9. OTHER CONSIDERATIONS

Certain members of the Fund's Portfolio Management team may serve as a member on the board of directors of certain companies in which the Fund invests and may represent the Fund in certain corporate negotiations. Currently, these members serve in one or more of these capacities for HEA Holdings Ltd., (which owns a 30% equity interest in Mayfair Hanoi, Ltd.), Indotel Ltd., Lukoil, Holdings, and Mayfair Hanoi Ltd. As a result of this involvement, the Portfolio Manager could receive certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.







32 |  Annual Report

Templeton Developing Markets Trust

10. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class actions related to the matter described above. The Fund's management believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in additional similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against an affiliate of the Fund's adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Fund or its shareholders whole, as appropriate.





                                                             Annual Report  | 33

Templeton Developing Markets Trust

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON DEVELOPING MARKETS TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Developing Markets Trust (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
January 30, 2004, except for Note 10, as to which the date is February 12, 2004.





34 |  Annual Report

Templeton Developing Markets Trust

TAX DESIGNATION (UNAUDITED)


Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates up to a maximum of $33,682,668 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At December 31, 2003, more than 50% of the Templeton Developing Markets Trust's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to
Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on December 11, 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis, by country, of Foreign Tax Paid, Foreign Source Income, Foreign Qualified Dividends and Adjusted Foreign Source Income as designated by the Fund, to Class A, Class B, Class C, Class R and Advisor Class shareholders of record. As a service to individual shareholders filing Form 1116, "Adjusted Foreign Source Income per Share" in column 4 below reports foreign source income with the required adjustments to foreign source qualified dividends. This information is provided to simplify your reporting of foreign source income for line 1 of Form 1116.







                                                             Annual Report  | 35

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------
                                                                       CLASS A
                                                                                                     ADJUSTED
                                               FOREIGN TAX      FOREIGN             FOREIGN           FOREIGN
                                                   PAID      SOURCE INCOME   QUALIFIED DIVIDENDS   SOURCE INCOME
  COUNTRY                                       PER SHARE      PER SHARE           PER SHARE         PER SHARE
------------------------------------------------------------------------------------------------------------------
  Austria ...................................     0.0015        0.0060               0.0060            0.0026
  Bermuda ...................................     0.0000        0.0001               0.0000            0.0001
  Brazil ....................................     0.0069        0.0330               0.0035            0.0310
  Chile .....................................     0.0001        0.0003               0.0000            0.0003
  China .....................................     0.0000        0.0113               0.0064            0.0076
  Croatia ...................................     0.0000        0.0017               0.0000            0.0017
  Czech Republic ............................     0.0003        0.0011               0.0011            0.0005
  Egypt .....................................     0.0000        0.0015               0.0015            0.0006
  Greece ....................................     0.0000        0.0082               0.0082            0.0035
  Hong Kong .................................     0.0000        0.0399               0.0000            0.0399
  Hungary ...................................     0.0007        0.0024               0.0024            0.0010
  India .....................................     0.0051        0.0108               0.0077            0.0064
  Indonesia .................................     0.0038        0.0148               0.0148            0.0063
  Israel ....................................     0.0001        0.0001               0.0001            0.0000
  Luxembourg ................................     0.0000        0.0018               0.0018            0.0008
  Malaysia ..................................     0.0011        0.0023               0.0000            0.0023
  Mexico ....................................     0.0000        0.0172               0.0169            0.0075
  Philippines ...............................     0.0008        0.0020               0.0020            0.0009
  Poland ....................................     0.0002        0.0008               0.0008            0.0003
  Portugal ..................................     0.0000        0.0001               0.0001            0.0000
  Russia ....................................     0.0005        0.0019               0.0019            0.0008
  Singapore .................................     0.0058        0.0266               0.0000            0.0266
  South Africa ..............................     0.0020        0.0390               0.0229            0.0259
  South Korea ...............................     0.0092        0.0330               0.0042            0.0306
  Switzerland ...............................     0.0000        0.0002               0.0000            0.0002
  Taiwan ....................................     0.0067        0.0151               0.0000            0.0151
  Thailand ..................................     0.0005        0.0069               0.0069            0.0030
  Turkey ....................................     0.0000        0.0095               0.0095            0.0041
  United Kingdom ............................     0.0001        0.0008               0.0008            0.0003
                                                 -----------------------------------------------------------------
  TOTAL .....................................    $0.0454       $0.2884              $0.1195           $0.2199
                                                 -----------------------------------------------------------------














      36 |  Annual Report

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------
                                                                       CLASS B
                                                                                                     ADJUSTED
                                               FOREIGN TAX      FOREIGN             FOREIGN           FOREIGN
                                                   PAID      SOURCE INCOME   QUALIFIED DIVIDENDS   SOURCE INCOME
  COUNTRY                                       PER SHARE      PER SHARE           PER SHARE         PER SHARE
------------------------------------------------------------------------------------------------------------------
  Austria ...................................     0.0015        0.0048               0.0048            0.0021
  Brazil ....................................     0.0069        0.0266               0.0028            0.0250
  Chile .....................................     0.0001        0.0003               0.0000            0.0003
  China .....................................     0.0000        0.0091               0.0051            0.0062
  Croatia ...................................     0.0000        0.0014               0.0000            0.0014
  Czech Republic ............................     0.0003        0.0009               0.0009            0.0004
  Egypt .....................................     0.0000        0.0013               0.0013            0.0006
  Greece ....................................     0.0000        0.0066               0.0066            0.0028
  Hong Kong .................................     0.0000        0.0321               0.0000            0.0321
  Hungary ...................................     0.0007        0.0019               0.0019            0.0008
  India .....................................     0.0051        0.0088               0.0063            0.0052
  Indonesia .................................     0.0038        0.0120               0.0120            0.0051
  Israel ....................................     0.0001        0.0001               0.0001            0.0000
  Luxembourg ................................     0.0000        0.0015               0.0015            0.0006
  Malaysia ..................................     0.0011        0.0019               0.0000            0.0019
  Mexico ....................................     0.0000        0.0139               0.0137            0.0061
  Philippines ...............................     0.0008        0.0016               0.0016            0.0007
  Poland ....................................     0.0002        0.0006               0.0006            0.0003
  Portugal ..................................     0.0000        0.0001               0.0001            0.0000
  Russia ....................................     0.0005        0.0015               0.0015            0.0006
  Singapore .................................     0.0058        0.0215               0.0000            0.0215
  South Africa ..............................     0.0020        0.0316               0.0185            0.0210
  South Korea ...............................     0.0092        0.0266               0.0034            0.0247
  Switzerland ...............................     0.0000        0.0001               0.0000            0.0001
  Taiwan ....................................     0.0067        0.0122               0.0000            0.0122
  Thailand ..................................     0.0005        0.0056               0.0056            0.0024
  Turkey ....................................     0.0000        0.0077               0.0077            0.0033
  United Kingdom ............................     0.0001        0.0007               0.0007            0.0003
                                                 -----------------------------------------------------------------
  TOTAL .....................................    $0.0454       $0.2330              $0.0967           $0.1777
                                                 -----------------------------------------------------------------








                                                             Annual Report  | 37

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------
                                                                       CLASS C
                                                                                                     ADJUSTED
                                               FOREIGN TAX      FOREIGN             FOREIGN           FOREIGN
                                                   PAID      SOURCE INCOME   QUALIFIED DIVIDENDS   SOURCE INCOME
  COUNTRY                                       PER SHARE      PER SHARE           PER SHARE         PER SHARE
------------------------------------------------------------------------------------------------------------------
  Austria ...................................     0.0015        0.0046               0.0046            0.0020
  Brazil ....................................     0.0069        0.0251               0.0026            0.0236
  Chile .....................................     0.0001        0.0003               0.0000            0.0003
  China .....................................     0.0000        0.0086               0.0048            0.0059
  Croatia ...................................     0.0000        0.0013               0.0000            0.0013
  Czech Republic ............................     0.0003        0.0008               0.0008            0.0003
  Egypt .....................................     0.0000        0.0012               0.0012            0.0005
  Greece ....................................     0.0000        0.0062               0.0062            0.0027
  Hong Kong .................................     0.0000        0.0302               0.0000            0.0302
  Hungary ...................................     0.0007        0.0018               0.0018            0.0008
  India .....................................     0.0051        0.0083               0.0060            0.0049
  Indonesia .................................     0.0038        0.0113               0.0113            0.0048
  Israel ....................................     0.0001        0.0001               0.0001            0.0000
  Luxembourg ................................     0.0000        0.0014               0.0014            0.0006
  Malaysia ..................................     0.0011        0.0018               0.0000            0.0018
  Mexico ....................................     0.0000        0.0131               0.0129            0.0057
  Philippines ...............................     0.0008        0.0015               0.0015            0.0006
  Poland ....................................     0.0002        0.0006               0.0006            0.0003
  Portugal ..................................     0.0000        0.0001               0.0001            0.0000
  Russia ....................................     0.0005        0.0015               0.0015            0.0006
  Singapore .................................     0.0058        0.0203               0.0000            0.0203
  South Africa ..............................     0.0020        0.0297               0.0174            0.0198
  South Korea ...............................     0.0092        0.0251               0.0032            0.0233
  Switzerland ...............................     0.0000        0.0001               0.0000            0.0001
  Taiwan ....................................     0.0067        0.0115               0.0000            0.0115
  Thailand ..................................     0.0005        0.0052               0.0052            0.0022
  Turkey ....................................     0.0000        0.0073               0.0073            0.0031
  United Kingdom ............................     0.0001        0.0006               0.0006            0.0003
                                                 -----------------------------------------------------------------
  TOTAL .....................................    $0.0454       $0.2196              $0.0911           $0.1675
                                                 -----------------------------------------------------------------








38 |  Annual Report

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------
                                                                       CLASS R
                                                                                                     ADJUSTED
                                               FOREIGN TAX      FOREIGN             FOREIGN           FOREIGN
                                                   PAID      SOURCE INCOME   QUALIFIED DIVIDENDS   SOURCE INCOME
  COUNTRY                                       PER SHARE      PER SHARE           PER SHARE         PER SHARE
------------------------------------------------------------------------------------------------------------------
  Austria ...................................     0.0015        0.0060               0.0060            0.0026
  Bermuda ...................................     0.0000        0.0001               0.0000            0.0001
  Brazil ....................................     0.0069        0.0332               0.0035            0.0312
  Chile .....................................     0.0001        0.0003               0.0000            0.0003
  China .....................................     0.0000        0.0114               0.0064            0.0077
  Croatia ...................................     0.0000        0.0018               0.0000            0.0018
  Czech Republic ............................     0.0003        0.0011               0.0011            0.0005
  Egypt .....................................     0.0000        0.0016               0.0016            0.0007
  Greece ....................................     0.0000        0.0083               0.0083            0.0036
  Hong Kong .................................     0.0000        0.0401               0.0000            0.0401
  Hungary ...................................     0.0007        0.0024               0.0024            0.0010
  India .....................................     0.0051        0.0109               0.0078            0.0064
  Indonesia .................................     0.0038        0.0149               0.0149            0.0064
  Israel ....................................     0.0001        0.0001               0.0001            0.0000
  Luxembourg ................................     0.0000        0.0018               0.0018            0.0008
  Malaysia ..................................     0.0011        0.0024               0.0000            0.0024
  Mexico ....................................     0.0000        0.0173               0.0170            0.0076
  Philippines ...............................     0.0008        0.0020               0.0020            0.0009
  Poland ....................................     0.0002        0.0008               0.0008            0.0003
  Portugal ..................................     0.0000        0.0001               0.0001            0.0000
  Russia ....................................     0.0005        0.0019               0.0019            0.0008
  Singapore .................................     0.0058        0.0269               0.0000            0.0269
  South Africa ..............................     0.0020        0.0394               0.0231            0.0262
  South Korea ...............................     0.0092        0.0332               0.0042            0.0308
  Switzerland ...............................     0.0000        0.0002               0.0000            0.0002
  Taiwan ....................................     0.0067        0.0152               0.0000            0.0152
  Thailand ..................................     0.0005        0.0069               0.0069            0.0030
  Turkey ....................................     0.0000        0.0096               0.0096            0.0041
  United Kingdom ............................     0.0001        0.0008               0.0008            0.0003
                                                 -----------------------------------------------------------------
  TOTAL .....................................    $0.0454       $0.2907              $0.1203           $0.2219
                                                 -----------------------------------------------------------------








                                                             Annual Report  | 39

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------
                                                                      ADVISOR CLASS
                                                                                                     ADJUSTED
                                               FOREIGN TAX      FOREIGN             FOREIGN           FOREIGN
                                                   PAID      SOURCE INCOME   QUALIFIED DIVIDENDS   SOURCE INCOME
  COUNTRY                                       PER SHARE      PER SHARE           PER SHARE         PER SHARE
------------------------------------------------------------------------------------------------------------------
  Austria ...................................     0.0015        0.0068               0.0068            0.0029
  Bermuda ...................................     0.0000        0.0001               0.0000            0.0001
  Brazil ....................................     0.0069        0.0375               0.0039            0.0353
  Chile .....................................     0.0001        0.0004               0.0000            0.0004
  China .....................................     0.0000        0.0128               0.0072            0.0087
  Croatia ...................................     0.0000        0.0020               0.0000            0.0020
  Czech Republic ............................     0.0003        0.0012               0.0012            0.0005
  Egypt .....................................     0.0000        0.0018               0.0018            0.0008
  Greece ....................................     0.0000        0.0093               0.0093            0.0040
  Hong Kong .................................     0.0000        0.0464               0.0000            0.0464
  Hungary ...................................     0.0007        0.0027               0.0027            0.0012
  India .....................................     0.0051        0.0123               0.0088            0.0073
  Indonesia .................................     0.0038        0.0169               0.0169            0.0072
  Israel ....................................     0.0001        0.0001               0.0001            0.0000
  Luxembourg ................................     0.0000        0.0021               0.0021            0.0009
  Malaysia ..................................     0.0011        0.0027               0.0000            0.0027
  Mexico ....................................     0.0000        0.0195               0.0192            0.0085
  Philippines ...............................     0.0008        0.0022               0.0022            0.0009
  Poland ....................................     0.0002        0.0009               0.0009            0.0004
  Portugal ..................................     0.0000        0.0001               0.0001            0.0000
  Russia ....................................     0.0005        0.0022               0.0022            0.0009
  Singapore .................................     0.0058        0.0303               0.0000            0.0303
  South Africa ..............................     0.0020        0.0444               0.0260            0.0295
  South Korea ...............................     0.0092        0.0375               0.0048            0.0348
  Switzerland ...............................     0.0000        0.0002               0.0000            0.0002
  Taiwan ....................................     0.0067        0.0172               0.0000            0.0172
  Thailand ..................................     0.0005        0.0078               0.0078            0.0033
  Turkey ....................................     0.0000        0.0108               0.0108            0.0046
  United Kingdom ............................     0.0001        0.0009               0.0009            0.0004
                                                 -----------------------------------------------------------------
  TOTAL .....................................    $0.0454       $0.3291              $0.1357           $0.2514
                                                 -----------------------------------------------------------------





Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit or deduction (assuming you held your shares in the fund for a minimum of 16 days during the 30-day period beginning 15 days before the ex-dividend date of the fund's distribution to which the foreign taxes relate).

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends without adjustment for the lower U.S. tax rates. Generally, this is the foreign source income to be reported by certain trusts and corporate shareholders.







40 |  Annual Report

Templeton Developing Markets Trust

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the fund. If you are an individual shareholder who does not meet the qualified dividend holding period requirements, you may find this information helpful to calculate the foreign source income adjustment needed to complete line 1 of Form 1116.

Adjusted Foreign Source Income per Share (Column 4) is the adjusted amount per share of foreign source income the fund paid to you. These amounts reflect the Foreign Source Income reported in column 2 adjusted for the tax rate differential on foreign source qualified dividends that may be required for certain individual shareholders pursuant to Internal Revenue Code 904(b)(2)(B). If you are an individual shareholder who meets the qualified dividend holding period requirements, generally, these Adjusted Foreign Source Income amounts may be reported directly on line 1 of Form 1116 without additional adjustment.

In January 2004, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2003. The Foreign Source Income reported on Form 1099-DIV has been reduced to take into account the tax rate differential on foreign source qualified dividend income pursuant to Internal Revenue Code 904(b)(2)(B). Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2003 individual income tax returns.





                                                             Annual Report  | 41

Board Members and Officers

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS            POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)            Trustee        Since 1992       142                        Director, Bar-S Foods (meat packing
 500 East Broward Blvd.                                                                      company).
 Suite 2100
 Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
 FRANK J. CROTHERS (59)           Trustee        Since 1991       20                         None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman, Ventures Resources Corporation (Vice Chairman 1996-2003); Vice Chairman, Caribbean Utilities Co. Ltd.; Director and
 President, Provo Power Company Ltd.; Director, Caribbean Electric Utility Services Corporation (Chairman until 2002); director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power Ltd.
------------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (71)         Trustee        Since 1992       143                        None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
 EDITH E. HOLIDAY (51)            Trustee        Since 1996       96                         Director, Amerada Hess Corporation
 500 East Broward Blvd.                                                                      (exploration and refining of oil and
 Suite 2100                                                                                  gas); Beverly Enterprises, Inc. (health
 Fort Lauderdale, FL 33394-3091                                                              care); H.J. Heinz Company (processed
                                                                                             foods and allied products); RTI
                                                                                             International Metals, Inc. (manufacture
                                                                                             and distribution of titanium); and
                                                                                             Canadian National Railway (railroad).
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
 the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
 Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------



42 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS            POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 BETTY P. KRAHMER (74)            Trustee        Since 1995       21                         None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
------------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)           Trustee        Since 1993       142                        Director, White Mountains Insurance
 500 East Broward Blvd.                                                                      Group, Ltd. (holding company); Martek
 Suite 2100                                                                                  Biosciences Corporation; MedImmune,
 Fort Lauderdale, FL 33394-3091                                                              Inc. (biotechnology); and Overstock.com
                                                                                             (Internet services); and FORMERLY,
                                                                                             Director, MCI Communication Corporation
                                                                                             (subsequently known as MCI WorldCom,
                                                                                             Inc. and WorldCom, Inc.)
                                                                                             (communications services) (1988-2002)
                                                                                             and Spacehab, Inc. (aerospace services)
                                                                                             (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
 FRED R. MILLSAPS (74)            Trustee        Since 1992       28                         None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and Light
 (1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
------------------------------------------------------------------------------------------------------------------------------------
 FRANK A. OLSON (71)              Trustee        Since 2003       20                         Director, Becton, Dickinson and Co.
 500 East Broward Blvd.                                                                      (medical technology); White Mountains
 Suite 2100                                                                                  Insurance Group Ltd. (holding company);
 Fort Lauderdale, FL 33394-3091                                                              and Amerada Hess Corporation
                                                                                             (exploration and refining of oil and
                                                                                             gas).
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, The Hertz Corporation (car rental) (since 1980) (Chief Executive Officer 1977-1999); and FORMERLY, Chairman
 of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------

                                                             Annual Report  | 43

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
                                                    LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS               POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 CONSTANTINE D. TSERETOPOULOS (49)   Trustee        Since 1991       20                         None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
 University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------



INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                      LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS               POSITION         TIME SERVED      BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **NICHOLAS F. BRADY (73)            Trustee          Since 1993       21                       Director, Amerada Hess Corporation
 500 East Broward Blvd.                                                                         (exploration and refining of oil and
 Suite 2100                                                                                     gas); and C2, Inc. (operating and
 Fort Lauderdale, FL 33394-3091                                                                 investment business); and FORMERLY,
                                                                                                Director, H.J. Heinz Company
                                                                                                (processed foods and allied
                                                                                                products)(1987-1988;1993-2003).
----------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman, Darby Overseas Investments, Ltd., Darby Emerging Markets Investments LDC and Darby Technology Ventures Group, LLC
 (investment firms) (1994-present); Director, Templeton Capital Advisors Ltd. and Franklin Templeton Investment Fund; and FORMERLY,
 Chairman, Templeton Emerging Markets Investment Trust PLC (until 2003); Secretary of the United States Department of the Treasury
 (1988-1993); Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey (April
 1982-December 1982).
------------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)           Trustee          Trustee and      142                      None
 One Franklin Parkway                Chairman of      Chairman of the
 San Mateo, CA 94403-1906            the Board and    Board since 1995
                                     Vice President   and Vice President
                                                      since 1992
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
 Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)                Vice President   Since 1996       Not Applicable           None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
 Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------



44 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                      LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS               POSITION         TIME SERVED      BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 JEFFREY A. EVERETT (39)             Vice President   Since 2001       Not Applicable           None
 PO Box N-7759
 Lyford Cay, Nassau, Bahamas
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
------------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)             Vice President   Since 1991       Not Applicable           None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
 Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
 President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
 Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief
 Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in
 Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (56)               Senior Vice      Administration   Not Applicable           None
 500 East Broward Blvd.              President and    Since 2002
 Suite 2100                          Chief
 Fort Lauderdale, FL 33394-3091      Executive
                                     Officer -
                                     Finance and
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)                  Vice President   Since 2000       Not Applicable           None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
 officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
 Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report  | 45

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                      LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS               POSITION         TIME SERVED      BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (56)               Vice President   Vice President   Not Applicable           None
 One Franklin Parkway                and Secretary    since 2000 and
 San Mateo, CA 94403-1906                             Secretary since
                                                      1996
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
 Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
 Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
 Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
 Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
 and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
 (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
 RUPERT H. JOHNSON, JR. (63)         Vice President   Since 1996       Not Applicable           None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JOHN R. KAY (63)                    Vice President   Since 1994       Not Applicable           None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice President,
 Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 35 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O.  MAGDOL (66)             Vice President   Since 2002       Not Applicable           Director, FTI Banque, Arch
 600 Fifth Avenue                    - AML                                                      Chemicals, Inc. and Lingnan
 Rockefeller Center                  Compliance                                                 Foundation.
 New York, NY 10048-0772
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------



46 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                      LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS               POSITION         TIME SERVED      BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 MARK MOBIUS (67)                    President and    President since  Not Applicable           None
 17th Floor,                         Chief            1991 and Chief
 The Chater House                    Executive        Executive
 8 Connaught Road                    Officer -        Officer -
 Central Hong Kong                   Investment       Investment
                                     Management       Management
                                                      since 2002
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Portfolio Manager of various Templeton advisory affiliates; Managing Director, Templeton Asset Management Ltd.; Executive Vice
 President and Director, Templeton Global Advisors Limited; and officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments; and FORMERLY,
 President, International Investment Trust Company Limited (investment manager of Taiwan R.O.C. Fund) (1986-1987); and Director,
 Vickers da Costa, Hong Kong (1983-1986).
------------------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (40)        Treasurer and    Treasurer and    Not Applicable           None
 One Franklin Parkway                Chief Financial  Chief Financial
 San Mateo, CA 94403-1906            Officer          Officer since
                                                      2003
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)              Vice President   Since 2000       Not Applicable           None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
 Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------


*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton
Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson is considered an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Nicholas F. Brady is considered an interested person of the Fund under the federal securities laws due to his business affiliations with Resources, and Templeton Global Advisors Limited. On October 1, 2003, Resources acquired all of the shares of Darby Overseas Investments, Ltd. (Darby Investments) and the remaining portion of the limited partner interests not currently owned by Resources of Darby Overseas Partners, L.P. (Darby Partners). Mr. Brady, formerly a shareholder of Darby
Investments and a partner of Darby Partners, will continue as Chairman of Darby Investments, which is the corporate general partner of Darby Partners. In addition, Darby Partners and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets
Fund, L.P. (DEMF). Mr. Brady will also continue to serve as Chairman of the corporate general partner of DEMF, and Darby Partners and Darby Investments own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology
Ventures Group, LLC (DTV) in which Darby Partners is a significant investor and for which Darby Partners has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby--BBVA Latin America Private Equity
Fund, L.P. (DBVA), a private equity fund in which Darby Partners is a significant investor, and the general partner of which Darby
Partners controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE
FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND
RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS
DESIGNATED EACH OF FRED R. MILLSAPS AND FRANK A. OLSON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS.
MILLSAPS AND OLSON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. MILLSAPS, WHO IS
CURRENTLY A DIRECTOR OF VARIOUS BUSINESS AND NONPROFIT ORGANIZATIONS, HAS SERVED AS A MEMBER AND CHAIRMAN OF THE FUND AUDIT
COMMITTEE SINCE 1992 AND WAS FORMERLY CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF LANDMARK BANKING CORPORATION AND FINANCIAL VICE
PRESIDENT OF FLORIDA POWER AND LIGHT. MR. OLSON, WHO CURRENTLY SERVES AS CHAIRMAN OF THE BOARD OF THE HERTZ CORPORATION AND WAS ITS
CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999, IS A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS
INSURANCE GROUP, LTD. AND A FORMER PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UNITED AIRLINES. AS A RESULT OF SUCH BACKGROUND AND
EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. MILLSAPS AND MR. OLSON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED
ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING
ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY
OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR
FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. MILLSAPS AND OLSON ARE INDEPENDENT TRUSTEES AS THAT
TERM IS DEFINED UNDER THE APPLICABLE STOCK EXCHANGE RULES AND SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT
CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                             Annual Report  | 47

Templeton Developing Markets Trust

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.





48 |  Annual Report

Literature Request


For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government
  Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6,7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 4
Franklin Income Fund
Franklin Money Fund 6,7
Franklin Short-Intermediate U.S. Government
  Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio 6
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME8
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 6,7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 8
Alabama                      Michigan 9
Arizona                      Minnesota 9
California 10                Missouri
Colorado                     New Jersey
Connecticut                  New York 10
Florida 10                   North Carolina
Georgia                      Ohio 9
Kentucky                     Oregon
Louisiana                    Pennsylvania
Maryland                     Tennessee
Massachusetts 9              Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11


1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders as well as select retirement plans.
3.Effective June 30, 2003, the fund reopened to all new investors.
4.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
5.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
6.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8.For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9.Portfolio of insured municipal securities.
10.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and money market portfolios (CA and NY).
11.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

11/03                                              Not part of the annual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
     INVESTMENTS


One Franklin Parkway
San Mateo, CA 94403-1906



[ ] WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
    Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.



ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton
Developing Markets Trust



AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Developing Markets Trust prospectus, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


711 A2003 02/04

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 10(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Fred R. Millsaps and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $72,557 for the fiscal year ended December 31, 2003 and $29,677 for the fiscal year ended December 31, 2002.

(b) Audit-Related Fees

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $8,483 for the fiscal year ended December 31, 2003 and $6,311 for the fiscal year ended December 31, 2002. The services for which these fees were paid included payments for internal control examination pursuant to the Statement of Auditing Standards No. 70 and other attestation services.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements were $316,594 for the fiscal year ended December 31, 2003 and $357,762 for the fiscal year ended December 31, 2002. The services for which these fees were paid included payments for internal control examination pursuant to the Statement of Auditing Standards No. 70 and other attestation services.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2003 and $84,424 for the fiscal year ended December 31, 2002. The services for which these fees were paid included payments for tax compliance and advice.

(d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The Fund's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i) pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the Fund by the auditors to the Fund's investment adviser or to any entity that controls, is controlled by or is under common control with the Fund's investment adviser and that provides ongoing services to the Fund where the non-audit services relate directly to the operations or financial reporting of the Fund; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $325,078 for the fiscal year ended December 31, 2003 and $448,497 for the fiscal year ended December 31, 2002.

(h) No disclosures are required by this Item 4(h).


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.  N/A

ITEM 10. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics for Principal Executive and Senior Financial Officers

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST


By /s/JIMMY D. GAMBILL
   ------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: February 23, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   ------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: February 23, 2004



By /s/KIMBERLEY H. MONASTERIO
   ----------------------------
   Kimberley H. Monasterio
   Chief Financial Officer
Date: February 23, 2004